UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Market Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Chile – 0.2%
Codelco, Inc.,
6.15%, 10/24/36	USD	100	$109,765

Indonesia – 0.3%
Indosat Palapa Co. BV,
7.38%, 7/29/20(a)		140	153,832

Kazakhstan – 2.4%
Eurasian Development Bank,
7.38%, 9/29/14(a)		140	153,630
KazMunayGas National Co.:
11.75%, 1/23/15(a)		380	475,456
7.00%, 5/05/20(a)		550	592,625

			1,221,711

Malaysia – 0.7%
Petronas Capital Ltd.:
5.25%, 8/12/19(a)		150	159,535
7.88%, 5/22/22		150	191,213

			350,748

Mexico – 2.5%
Pemex Project Funding Master Trust:
5.75%, 3/01/18		180	190,440
6.63%, 6/15/35		540	541,681
Petroleos Mexicanos,
4.88%, 3/15/15		500	532,500

			1,264,621

Venezuela – 1.2%
Petroleos de Venezuela SA,
5.25%, 4/12/17		950	573,800

Total Corporate Bonds – 7.3%			3,674,477

Foreign Agency Obligations
Russia – 3.4%
Gaz Capital SA,
7.29%, 8/16/37		140	151,200
RSHB Capital SA:
9.00%, 6/11/14(a)		200	229,760
9.00%, 6/11/14		900	1,032,750
Vnesheconombank Via VEB Finance Ltd.,
6.90%, 7/09/20(a)		270	290,574
South Africa – 0.8%
Eskom Holdings Ltd.,
5.75%, 1/26/21(a)		380	385,225

Total Foreign Agency Obligations – 4.2%			2,089,509

Foreign Government Obligations
Argentina – 2.0%
Republic of Argentina:
7.00%, 10/03/15		790	743,390
8.28%, 12/31/33		146	129,897
2.50%, 12/31/38(b)		320	138,080

			1,011,367

Brazil – 10.3%
Federative Republic of Brazil:
6.00%, 1/17/17		2,620	2,937,020
8.00%, 1/15/18		1,244	1,462,222
5.88%, 1/15/19		200	221,500
4.88%, 1/22/21		310	316,200
8.88%, 4/15/24		50	68,000
11.00%, 8/17/40		40	53,740
5.63%, 1/07/41		100	98,250

			5,156,932

Colombia – 2.7%
Republic of Colombia:
7.38%, 1/27/17		260	306,800
7.38%, 3/18/19		550	660,000
7.75%, 4/14/21	COP	96,000	55,328
7.38%, 9/18/37	USD	275	326,563

			1,348,691

Croatia – 1.3%
Croatia Government International Bonds:
6.75%, 11/05/19(a)		160	167,600
6.38%, 3/24/21(a)		510	510,637

			678,237

Dominican Republic – 0.3%
Dominican Republic International Bonds,
7.50%, 5/06/21(a)		140	142,450

El Salvador – 0.9%
Republic of El Salvador:
7.38%, 12/01/19(a)		100	108,150
7.63%, 2/01/41(a)		340	337,654

			445,804

Indonesia – 4.2%
Republic of Indonesia:
7.50%, 1/15/16(a)		190	220,637
6.88%, 3/09/17		250	282,273
6.88%, 1/17/18(a)		200	226,500
6.88%, 1/17/18		300	339,750

Portfolio Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	BRL	Brazilian Real	MXN	Mexican Peso
	BZDIOVRA	Brazil Interbank Deposit Rate	MYR	Malaysian Ringgit
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	NZD	New Zealand Dollar
	CNY	Chinese Yuan	PLN	Polish Zloty
	COP	Colombian Peso	PRIBOR	Prague Interbank Offered Rate
	CZK	Czech Koruna	RB	Revenue Bonds
	DKK	Danish Krone	RUB	Russian Ruble
	EUR	Euro	SEK	Swedish Krona
	FKA	Formerly known as	SGD	Singapore Dollar
	GBP	British Pound	SPDR	Standard & Poor’s depositary
	GO	General Obligation		receipt
	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
	HUF	Hungarian Forint	TRY	Turkish Lira
	IDR	Indonesian Rupiah	UAH	Ukrainian Hryunia
	JPY	Japanese Yen	USD	United States Dollar
	KRW	South Korean Won	ZAR	South African Rand

BLACKROCK FUNDS II	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Indonesia (concluded)
11.63%, 3/04/19(a)	USD	100	$143,500
5.88%, 3/13/20		200	213,250
5.88%, 3/13/20(a)		170	181,263
6.63%, 2/17/37		100	106,996
6.63%, 2/17/37(a)		130	139,750
7.75%, 1/17/38		200	238,500

			2,092,419

Lithuania – 0.4%
Republic of Lithuania,
7.38%, 2/11/20(a)		197	219,318

Malaysia – 0.1%
Malaysia Government,
7.50%, 7/15/11		35	35,609

Mexico – 7.2%
United Mexican States:
5.63%, 1/15/17		295	325,385
5.95%, 3/19/19		440	490,380
5.13%, 1/15/20		1,445	1,511,470
8.30%, 8/15/31		300	399,900
6.75%, 9/27/34		250	282,000
6.05%, 1/11/40		582	599,460

			3,608,595

Pakistan – 0.2%
Islamic Republic of Pakistan,
6.88%, 6/01/17		100	81,750

Panama – 1.6%
Republic of Panama:
8.88%, 9/30/27		290	391,500
9.38%, 4/01/29		288	406,080

			797,580

Peru – 1.9%
Republic of Peru:
7.35%, 7/21/25		200	237,700
8.75%, 11/21/33		60	80,550
6.55%, 3/14/37		420	454,650
5.63%, 11/18/50		200	181,000

			953,900

Philippines – 4.3%
Republic of Philippines:
7.75%, 1/14/31		570	687,563
6.38%, 1/15/32		790	832,463
6.38%, 10/23/34		585	615,713

			2,135,739

Poland – 1.6%
Poland Government International Bond:
3.88%, 7/16/15		550	555,905
6.38%, 7/15/19		222	247,028

			802,933

Russia – 12.0%
Russia Federation,
7.50%, 3/31/30(b)		5,179	6,036,512

South Africa – 3.0%
Republic of South Africa:
6.50%, 6/02/14		220	245,850
6.88%, 5/27/19		280	325,150
5.50%, 3/09/20		870	921,112

			1,492,112

Turkey – 10.3%
Republic of Turkey:
9.50%, 1/15/14		400	470,000
7.25%, 3/15/15		150	170,063
7.50%, 7/14/17		1,970	2,285,200
7.00%, 3/11/19		500	565,000
5.63%, 3/30/21		240	244,800
11.88%, 1/15/30		695	1,151,963
8.00%, 2/14/34		155	185,767
6.88%, 3/17/36		95	100,557

			5,173,350

Ukraine – 1.5%
Ukraine Government:
6.58%, 11/21/16(a)		100	101,625
6.58%, 11/21/16		230	233,220
7.75%, 9/23/20(a)		430	443,437

			778,282

Uruguay – 0.6%
Republic of Uruguay,
7.63%, 3/21/36		272	324,677

Venezuela – 4.7%
Republic of Venezuela:
7.00%, 12/01/18		70	48,300
7.65%, 4/21/25		30	18,300
9.25%, 9/15/27		2,152	1,587,100
9.25%, 5/07/28		1,060	718,150

			2,371,850

Total Foreign Government Obligations – 71.1%			35,688,107

U.S. Treasury Obligations
U.S. Treasury Notes:
2.63%, 8/15/20		1,500	1,407,187
3.63%, 2/15/21		1,160	1,176,494

Total U.S. Treasury Obligations – 5.2%			2,583,681

Total Long-Term Investments (Cost – $42,831,103) – 87.8%			44,035,774

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)		4,181,968	4,181,968

Total Short-Term Securities (Cost – $4,181,968) – 8.3%			4,181,968

	Contracts
Options Purchased
Over-the-Counter Call Options Purchased
USD Currency, Strike Price CNY 6.41, Expires 3/01/12, Broker Morgan Stanley Capital Services, Inc.		127	18,446
USD Currency, Strike Price CNY 6.45, Expires 2/29/12, Broker Goldman Sachs Bank USA		126	14,952
USD Currency, Strike Price MXN 12.13, Expires 4/18/11, Broker HSBC Securities, Inc.		152	3,770

2	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
USD Currency, Strike Price TWD 29.20, Expires 7/05/11, Broker Calyon Securities (USA), Inc.	66	$7,546
USD Currency, Strike Price TWD 29.20, Expires 7/07/11, Broker UBS AG	66	7,546

		52,260

Over-the-Counter Put Options Purchased
EUR Currency, Strike Price USD 1.34, Expires 4/27/11, Broker BNP Paribas	52	241
USD Currency, Strike Price CAD 0.995, Expires 4/01/11, Broker Royal Bank of Scotland Plc	70	–
USD Currency, Strike Price TRY 1.5475, Expires 5/27/11, Broker Chase Securities, Inc.	132	15,733

		15,974

Total Options Purchased (Cost – $112,627) – 0.1%		68,234

Total Investments Before Options Written (Cost – $47,125,698*) — 96.2%		48,285,976

Options Written
Over-the-Counter Call Options Written
USD Currency, Strike Price CAD 0.995, Expires 4/04/11, Broker Deutsche Bank AG (Premiums received – $4,698) – 0.0%	70	–

Total Investments Net of Options Written – 96.2%		48,285,976
Other Assets Less Liabilities – 3.8%		1,893,216

Net Assets – 100.0%		$50,179,192

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,353,150

Gross unrealized appreciation	$1,344,336
Gross unrealized depreciation	(411,510)

Net unrealized appreciation	$932,826

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	4,181,968	4,181,968	$310

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	380,000	TRY	831,199	Deutsche Bank AG	4/01/11	$210
EUR	380,000	TRY	831,199	Deutsche Bank AG	4/01/11	210
EUR	380,000	PLN	1,521,376	Deutsche Bank AG	4/01/11	2,799
EUR	380,000	PLN	1,518,735	Deutsche Bank AG	4/01/11	3,729
MXN	150,000	USD	12,583	Citibank, N.A.	4/01/11	28
MXN	8,167,500	USD	685,534	HSBC Securities, Inc.	4/01/11	1,131
MXN	16,499,970	USD	1,380,000	HSBC Securities, Inc.	4/01/11	7,069
MXN	8,994,000	USD	750,000	UBS AG	4/01/11	6,080
PLN	3,027,547	EUR	750,000	HSBC Securities, Inc.	4/01/11	3,220
TRY	631,348	USD	400,000	Citibank, N.A.	4/01/11	8,821
TRY	395,172	EUR	180,000	Deutsche Bank AG	4/01/11	837
TRY	632,500	USD	406,487	Deutsche Bank AG	4/01/11	3,150
USD	530,000	TRY	827,998	BNP Paribas	4/01/11	(6,251)
USD	380,000	MXN	4,554,049	Citibank, N.A.	4/01/11	(2,836)
USD	750,000	MXN	9,095,475	Deutsche Bank AG	4/01/11	(14,610)
USD	1,157,818	MXN	13,905,500	HSBC Securities, Inc.	4/01/11	(11,147)
USD	380,000	MXN	4,558,005	Royal Bank of Scotland Plc	4/01/11	(3,168)
USD	130,000	MXN	1,548,669	UBS AG	4/01/11	(189)
BRL	1,162,995	USD	714,063	BNP Paribas	4/04/11	(1,728)
BRL	671,820	USD	412,488	BNP Paribas	4/04/11	(998)
BRL	1,316,535	USD	790,000	Goldman Sachs Bank USA	4/04/11	15,764
BRL	533,760	USD	320,000	Royal Bank of Scotland Plc	4/04/11	6,679
USD	690,000	BRL	1,162,995	BNP Paribas	4/04/11	(21,792)
USD	400,000	BRL	671,820	BNP Paribas	4/04/11	(11,177)
USD	808,335	BRL	1,316,535	Goldman Sachs Bank USA	4/04/11	1,956
USD	327,722	BRL	533,760	Royal Bank of Scotland Plc	4/04/11	793
USD	680,000	JPY	56,555,260	Royal Bank of Scotland Plc	4/05/11	67
MXN	4,588,000	USD	382,143	UBS AG	4/11/11	3,077
AUD	510,000	USD	509,271	Royal Bank of Scotland Plc	4/14/11	17,339
CHF	2,000	USD	2,175	Citibank, N.A.	4/14/11	3
CHF	140,000	USD	150,386	Citibank, N.A.	4/14/11	2,049
CHF	175,000	USD	188,090	Citibank, N.A.	4/14/11	2,454
CHF	326,000	USD	350,166	Deutsche Bank AG	4/14/11	4,791
MXN	9,344,720	USD	770,000	HSBC Securities, Inc.	4/14/11	14,606
MXN	9,189,540	USD	760,000	Morgan Stanley Captial Services, Inc.	4/14/11	11,576
MXN	5,377,740	USD	450,749	Royal Bank of Scotland Plc	4/14/11	779
TRY	702,000	USD	449,664	Citibank, N.A.	4/14/11	3,892
USD	689,787	CHF	641,000	Citibank, N.A.	4/14/11	(8,150)

BLACKROCK FUNDS II	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,417	TRY	69,500	Citibank, N.A.	4/14/11	$(486)
USD	748,270	ZAR	5,346,000	Deutsche Bank AG	4/14/11	(40,402)
USD	2,369,245	MXN	28,500,000	Deutsche Bank AG	4/14/11	(23,686)
USD	405,619	TRY	632,500	Deutsche Bank AG	4/14/11	(3,034)
USD	44,075	ZAR	303,000	Deutsche Bank AG	4/14/11	(625)
USD	426,181	EUR	300,000	Deutsche Bank AG	4/14/11	1,030
USD	513,320	AUD	510,000	Morgan Stanley Captial Services, Inc.	4/14/11	(13,289)
USD	75,585	JPY	6,254,000	Royal Bank of Scotland Plc	4/14/11	393
ZAR	5,649,000	USD	815,074	Citibank, N.A.	4/14/11	18,298
CHF	523,049	USD	565,000	Deutsche Bank AG	4/15/11	4,512
USD	565,000	CHF	525,111	Calyon Securities (USA), Inc.	4/15/11	(6,758)
MXN	9,218,800	USD	760,000	HSBC Securities, Inc.	4/18/11	13,743
USD	684,417	MXN	8,167,500	HSBC Securities, Inc.	4/18/11	(1,089)
EUR	271,000	USD	372,264	Citibank, N.A.	4/27/11	11,604
USD	5,479	EUR	4,000	Citibank, N.A.	4/27/11	(187)
USD	465,923	EUR	345,000	Deutsche Bank AG	4/27/11	(22,765)
USD	216,680	EUR	160,000	Morgan Stanley Captial Services, Inc.	4/27/11	(9,958)
IDR	1,416,000,000	USD	160,000	Morgan Stanley Captial Services, Inc.	5/12/11	1,472
KRW	495,880,000	USD	440,000	Barclays Bank Plc	5/12/11	10,849
KRW	619,712,500	USD	550,000	Goldman Sachs Bank USA	5/12/11	13,436
USD	150,000	IDR	1,341,000,000	Goldman Sachs Bank USA	5/12/11	(2,920)
USD	540,000	KRW	612,468,000	Morgan Stanley Captial Services, Inc.	5/12/11	(16,850)
USD	420,000	KRW	475,335,000	Morgan Stanley Captial Services, Inc.	5/12/11	(12,170)
USD	335,000	KRW	374,362,500	UBS AG	5/12/11	(5,367)
USD	345,000	TWD	10,121,783	UBS AG	5/12/11	491
USD	445,961	TRY	702,000	Citibank, N.A.	5/31/11	(3,918)
TWD	7,192,500	USD	250,000	Calyon Securities (USA), Inc.	7/07/11	(4,852)
USD	250,000	TWD	7,200,000	BNP Paribas	7/07/11	4,597
USD	447,268	MXN	5,377,740	Royal Bank of Scotland Plc	7/07/11	(792)

Total						$(47,660)

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.98%(a)	1-month LIBOR	JPMorgan Chase Bank, N.A.	10/04/11	MXN	146,250	$(1,221)
2.17%(b)	3-month LIBOR	Citibank, N.A.	12/15/15	USD	1,700	108
2.19%(a)	3-month LIBOR	Deutsche Bank AG	12/15/15	USD	1,700	(1,946)
2.81%(a)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	1,400	64,341

Total						$61,282

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
People’s Republic of China	1.00%	UBS AG	9/20/15	USD	1,530	$(4,049)
iTraxx Sub Financials Series 47 Version 1	1.00%	JPMorgan Chase Bank, N.A.	12/20/15	EUR	880	(10,849)
Kingdom of Spain	1.00%	Citibank, N.A.	3/20/16	USD	730	(11,521)
Republic of Germany	0.25%	Citibank, N.A.	3/20/16	USD	1,110	(9,712)
Kingdom of Spain	1.00%	Goldman Sachs Bank USA	3/20/16	USD	730	(11,521)
Kingdom of Spain	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	USD	730	(12,247)
Republic of Germany	0.25%	JPMorgan Chase Bank, N.A.	3/20/16	USD	990	(9,141)
Kingdom of Spain	1.00%	Morgan Stanley Capital Services, Inc.	3/20/16	USD	360	(6,115)
Republic of Peru	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD	1,400	(680)

Total						$(75,835)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

4	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Emerging Market Debt Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$3,674,477	–	$3,674,477
Foreign Agency Obligations	–	2,089,509	–	2,089,509
Foreign Government Obligations	–	35,688,107	–	35,688,107
U.S. Treasury Obligations	–	2,583,681	–	2,583,681
Short-Term Securities	$4,181,968	–	–	4,181,968

Total	$4,181,968	$44,035,774	–	$48,217,742

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$8,315	$263,453	–	$271,768
Interest rate contracts	–	64,449	–	64,449
Liabilities:
Credit contracts	–	(75,835)	–	(75,835)
Foreign currency exchange contracts	(8,977)	(242,217)	–	(251,194)
Interest rate contracts	–	(3,167)	–	(3,167)

Total	$(662)	$6,683	–	$6,021

[1]

Derivative financial instruments are options purchased, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

BLACKROCK FUNDS II	MARCH 31, 2011	5

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
France – 0.1%
Auto ABS, Series 2007-1, Class A,
1.20%, 2/25/19(a)	EUR	195	$274,442

Germany – 0.5%
BUMP, Series 2011-2, Class A
2.14%, 2/23/23(a)		1,000	1,417,193

Ireland – 0.3%
Cars Alliance Funding Plc, Series 2007-1, Class A,
1.12%, 10/08/23(a)		590	831,096

Italy – 0.3%
Auto ABS, Series 2007-2, Class A,
1.17%, 10/25/20(a)		524	733,485

Luxembourg – 0.0%
Bavarian Sky SA, Series 1, Class A,
0.97%, 8/15/15(a)		27	37,637

Netherlands – 0.7%
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16		651	929,612
STORM BV, Series 2010-1, Class A1,
1.97%, 3/22/52(a)		798	1,120,127

			2,049,739

United Kingdom – 1.3%
Arkle Master Issuer Plc:
Series 2010-2A, Class 1A1, 1.71%, 8/17/13(a)(b)	USD	2,025	2,025,405
Series 2006-1X, Class 5A1, 1.19%, 2/17/52(a)	EUR	570	798,287
Holmes Master Issuer Plc, Series 2010-1A, Class A2,
1.70%, 10/15/54(a)(b)	USD	841	843,230

			3,666,922

United States – 1.7%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C,
6.63%, 6/17/14(a)	GBP	550	906,227
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)	USD	1,000	1,015,101
Series 2009-A12, Class A12, 3.35%, 8/15/16(b)		551	565,494
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.36%, 7/25/37(a)		372	362,405
SLM Student Loan Trust, Series 2003-10,
5.15%, 9/17/15	GBP	1,280	1,949,135

			4,798,362

Total Asset-Backed Securities – 4.9%			13,808,876

Corporate Bonds
Australia – 1.6%
Commonwealth Bank of Australia,
5.75%, 12/17/13	AUD	3,180	3,304,130
European Investment Bank,
6.00%, 8/06/20		1,125	1,122,941

			4,427,071

Denmark – 0.0%
Nykredit Realkredit A/S,
2.36%, 10/01/38(a)	DKK	5	911

Finland – 0.8%
Nordic Investment Bank:
3.00%, 4/08/14	EUR	877	1,255,402
6.00%, 8/20/14	AUD	1,035	1,082,064

			2,337,466

France – 0.6%
BNP Paribas,
5.43%, 9/07/17	EUR	450	663,146
Credit Agricole Covered Bonds,
3.50%, 7/21/14		600	859,458

			1,522,604

Germany – 4.3%
Dusseldorfer Hypothekenbank AG:
1.00%, 8/04/11		1,340	1,895,978
1.88%, 12/13/13		1,100	1,533,267
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	571,079
5.50%, 1/22/18	EUR	5,000	7,929,332

			11,929,656

Ireland – 0.7%
DEPFA ACS Bank,
1.65%, 12/20/16	JPY	200,000	2,082,236

Luxembourg – 2.6%
European Union:
3.25%, 11/07/14	EUR	2,050	2,949,241
3.13%, 1/27/15		2,500	3,584,302
2.38%, 9/22/17		560	746,298

			7,279,841

Netherlands – 1.7%
ABN Amro Bank NV,
3.75%, 7/15/14		700	1,011,279
Fortis Bank Nederland NV,
3.38%, 5/19/14		750	1,084,622
LeasePlan Corp. NV,
3.25%, 5/22/14		950	1,365,609
Volkswagen International Finance NV,
1.63%, 8/12/13(b)	USD	1,185	1,189,636

			4,651,146

Spain – 0.9%
Caja de Ahorros y Monte de Piedad de Madrid,
3.88%, 11/30/13	EUR	1,300	1,801,847
Telefonica Emisiones SAU,
5.46%, 2/16/21	USD	700	708,897

			2,510,744

Sweden – 1.6%
Dexia Kommunbank AB,
1.63%, 10/21/13	EUR	1,110	1,529,825
Svenska Handelsbanken AB,
2.88%, 9/14/12(b)	USD	1,700	1,741,186
Swedbank Hypotek AB,
2.00%, 1/31/14	EUR	921	1,274,758

			4,545,769

Switzerland – 1.0%
European Investment Bank,
2.00%, 8/29/16	CHF	2,440	2,686,837

United Kingdom – 2.4%
Lloyds TSB Bank Plc,
6.50%, 9/17/40	GBP	740	1,122,734
Network Rail Infrastructure Finance Plc,
4.88%, 11/27/15		1,630	2,837,006
Northern Rock Asset Management Plc,
3.88%, 10/18/11	EUR	1,450	2,061,671
Virgin Media Secured Finance Plc,
5.50%, 1/15/21	GBP	515	817,851

			6,839,262

United States – 6.2%
Altria Group, Inc.,
10.20%, 2/06/39	USD	325	461,104
Citigroup, Inc.,
2.24%, 12/09/22	JPY	200,000	2,224,564

6	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
United States (concluded)
Comcast Corp.,
6.40%, 3/01/40	USD	950	$972,998
COX Communications, Inc.,
8.38%, 3/01/39(b)		755	958,361
Crown Castle Towers LLC,
6.11%, 1/15/20(b)		800	867,082
General Electric Capital Corp.,
6.50%, 9/28/15	NZD	5,245	4,165,455
JPMorgan Chase & Co.,
3.63%, 12/12/11	EUR	3,300	4,740,501
Kraft Foods, Inc.,
6.50%, 11/01/31	USD	185	203,259
News America, Inc.,
6.40%, 12/15/35		465	478,415
Oracle Corp.,
5.38%, 7/15/40(b)		745	725,120
Time Warner Cable, Inc.,
5.88%, 11/15/40		545	512,109
Verizon Communications, Inc.,
6.90%, 4/15/38		925	1,026,595

			17,335,563

Total Corporate Bonds – 24.4%			68,149,106

Foreign Agency Obligations
Brazil – 0.5%
Petrobras International Finance Co.,
3.88%, 1/27/16		1,400	1,409,359

Canada – 1.0%
CDP Financial, Inc.,
3.00%, 11/25/14(b)		2,900	2,956,066

France – 0.8%
Société Financement de l’Economie Francaise,
3.38%, 5/05/14(b)		2,140	2,247,145

Ireland – 1.3%
The Governor & Co. of the Bank of Ireland,
2.75%, 3/02/12(b)		2,000	1,913,860
Irish Life & Permanent Group Holdings Plc,
3.60%, 1/14/13(b)		2,100	1,837,500

			3,751,360

Japan – 0.1%
Japan Finance Corp.,
2.00%, 6/24/11		200	200,633

Norway – 0.4%
Eksportfinans ASA,
3.00%, 11/17/14		995	1,023,878

Qatar – 0.5%
Qatari Diar Finance Qsc,
5.00%, 7/21/20(b)		1,400	1,384,250

Spain – 0.6%
Instituto de Credito Oficial:
4.45%, 4/20/11	CAD	860	887,707
4.53%, 3/17/16		700	670,260

			1,557,967

United Arab Emirates – 0.2%
Mubadala Development Co.,
5.75%, 5/06/14	USD	625	675,000

Total Foreign Agency Obligations – 5.4%			15,205,658

Foreign Government Obligations
Australia – 7.2%
Australia Government Bond:
5.75%, 5/15/21	AUD	1,850	1,950,921
3.00%, 9/20/25		1,490	1,673,756
New South Wales Treasury Corp.,
2.75%, 11/20/25		3,370	3,660,853
Queensland Treasury Corp.,
6.00%, 9/14/17		12,305	12,951,697

			20,237,227

Belgium – 1.1%
Belgium Government Bond:
2.75%, 3/28/16	EUR	1,895	2,586,483
3.75%, 9/28/20		278	379,702

			2,966,185

Denmark – 3.5%
Kingdom of Denmark,
3.13%, 3/17/14		6,800	9,828,882

Finland – 4.5%
Finland Government Bond,
4.25%, 7/04/15		8,290	12,492,215

France – 4.0%
France Government Bond,
4.00%, 10/25/38		7,449	10,236,806
Reseau Ferre de France,
5.50%, 12/01/21	GBP	600	1,053,510

			11,290,316

Germany – 1.3%
Bundesrepublik Deutschland,
3.25%, 7/04/42	EUR	225	308,700
Deutsche Bundesrepublik Inflation Linked Bond,
1.50%, 4/15/16		1,962	3,199,846

			3,508,546

Ireland – 1.3%
Ireland Government Bond:
4.00%, 1/15/14		1,667	2,005,021
5.00%, 10/18/20		1,810	1,768,419

			3,773,440

Italy – 10.9%
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		3,660	5,201,244
4.25%, 2/01/15		5,945	8,605,936
3.00%, 4/15/15		2,876	3,967,960
4.50%, 2/01/20		1,625	2,289,582
4.25%, 3/01/20		4,490	6,188,210
5.00%, 9/01/40		3,240	4,198,519

			30,451,451

Japan – 13.5%
Japan Government (10 Year Issue),
1.40%, 9/20/19	JPY	416,050	5,127,374
Japan Government (20 Year Issue),
2.10%, 12/20/27		2,299,400	28,480,770
Japan Government CPI Linked Bond:
Series 4, 0.50%, 6/10/15		279,000	3,328,988
Series 14, 1.20%, 12/10/17		69,300	836,273

			37,773,405

South Africa – 0.8%
South Africa Government Bond,
7.25%, 1/15/20	ZAR	17,415	2,351,105

Spain – 3.0%
Kingdom of Spain:
3.25%, 4/30/16	EUR	1,760	2,364,631
4.00%, 4/30/20		820	1,074,360
4.85%, 10/31/20		702	968,317
4.65%, 7/30/25		775	989,657
5.75%, 7/30/32		2,192	3,041,966

			8,438,931

United Kingdom – 3.9%
United Kingdom Treasury Bonds:
4.25%, 9/07/39	GBP	2,310	3,649,840

BLACKROCK FUNDS II	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
United Kingdom (concluded)
4.25%, 12/07/40	GBP	1,025	$1,614,914
4.50%, 12/07/42		3,430	5,666,409

			10,931,163

Total Foreign Government Obligations – 55.0%			154,042,866

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 0.7%
United States – 0.7%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
0.99%, 11/25/34(a)	USD	705	643,482
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1,
5.06%, 1/25/35(a)		684	699,447
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2,
6.02%, 8/25/46(a)		847	720,697

			2,063,626

Commercial Mortgage-Backed Securities – 2.1%
United States – 2.1%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41		1,892	1,915,632
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32		91	90,902
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
5.86%, 10/12/11		3,718	3,745,864

			5,752,398

Total Non-Agency Mortgage-Backed Securities – 2.8%			7,816,024

Preferred Securities
Capital Trusts
France – 0.6%
Société Generale:
7.00%, 12/29/49(a)	EUR	650	915,952
5.92%, 12/31/49(a)(b)	USD	900	850,520

			1,766,472

United Kingdom – 0.5%
Aviva Plc:
5.70%, 9/29/49(a)	EUR	260	335,308
5.90%, 11/29/49(a)	GBP	750	974,557

			1,309,865

Total Preferred Securities – 1.1%			3,076,337

Taxable Municipal Bonds
Los Angeles Department of Airports RB,
6.58%, 5/15/39	USD	130	128,687
State of California GO:
5.25%, 4/01/14		100	105,526
5.50%, 3/01/16		1,710	1,798,099
7.30%, 10/01/39		410	435,125

Total Taxable Municipal Bonds – 0.9%			2,467,437

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.25%, 11/15/40		1,325	1,267,238
4.75%, 2/15/41		905	940,634
U.S. Treasury Inflation Indexed Bonds,
2.13%, 2/15/41		1,400	1,487,389

Total U.S. Treasury Obligations – 1.3%			3,695,261

Total Long-Term Investments (Cost – $250,304,869) – 95.8%			268,261,565

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)		2,989,939	2,989,939

Total Short-Term Securities (Cost – $2,989,939) – 1.0%			2,989,939

Total Investments (Cost – $253,294,808*) – 96.8%			271,251,504
Other Assets Less Liabilities – 3.2%			8,837,786

Net Assets – 100.0%			$280,089,290

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$258,693,883

Gross unrealized appreciation	$19,904,329
Gross unrealized depreciation	(7,346,708)

Net unrealized appreciation	$12,557,621

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,736,067	(3,746,128)	2,989,939	$1,396

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	29,255,000	USD	2,433,239	Royal Bank of Scotland Plc	4/01/11	$4,214
AUD	49,000	USD	49,250	Citibank, N.A.	4/14/11	1,345
CAD	5,367,000	USD	5,451,592	Citibank, N.A.	4/14/11	82,549
CAD	5,032,000	USD	5,075,062	Citibank, N.A.	4/14/11	113,646
CAD	1,061,000	USD	1,075,853	Deutsche Bank AG	4/14/11	18,189
CHF	1,114,500	USD	1,211,890	Citibank, N.A.	4/14/11	1,606

8	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock International Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	13,244,000	USD	2,380,186	Morgan Stanley Captial Services, Inc.	4/14/11	$136,567
GBP	68,000	USD	109,893	Citibank, N.A.	4/14/11	(824)
JPY	53,490,000	USD	657,291	Citibank, N.A.	4/14/11	(14,177)
JPY	23,070,000	USD	282,845	Citibank, N.A.	4/14/11	(5,473)
JPY	6,303,188,000	USD	76,179,465	Royal Bank of Scotland Plc	4/14/11	(395,826)
JPY	25,425,000	USD	306,997	Royal Bank of Scotland Plc	4/14/11	(1,311)
MXN	35,605,000	USD	2,891,800	Citibank, N.A.	4/14/11	97,684
MXN	2,451,476	USD	29,255,000	Royal Bank of Scotland Plc	4/14/11	(4,846)
NOK	4,796,000	USD	801,589	Citibank, N.A.	4/14/11	65,012
NZD	5,248,500	USD	3,953,223	Royal Bank of Scotland Plc	4/14/11	47,766
PLN	7,628,000	USD	2,507,611	Royal Bank of Scotland Plc	4/14/11	175,444
SEK	14,644,000	USD	2,119,438	Citibank, N.A.	4/14/11	199,058
SGD	1,708,000	USD	1,315,957	Citibank, N.A.	4/14/11	39,084
USD	1,872,054	AUD	1,890,000	Citibank, N.A.	4/14/11	(79,499)
USD	309,744	AUD	310,000	Citibank, N.A.	4/14/11	(10,352)
USD	21,491,974	AUD	21,767,000	Deutsche Bank AG	4/14/11	(983,929)
USD	6,407,791	CAD	6,347,000	Citibank, N.A.	4/14/11	(136,870)
USD	281,890	CHF	270,000	Citibank, N.A.	4/14/11	(12,093)
USD	873,834	CHF	844,500	UBS AG	4/14/11	(45,679)
USD	62,479	CZK	1,086,000	Citibank, N.A.	4/14/11	(241)
USD	713,700	GBP	457,500	Citibank, N.A.	4/14/11	(20,110)
USD	167,853	GBP	105,000	Citibank, N.A.	4/14/11	(563)
USD	824,523	GBP	511,000	Citibank, N.A.	4/14/11	4,901
USD	668,937	GBP	410,000	Deutsche Bank AG	4/14/11	11,315
USD	1,591,153	GBP	993,500	UBS AG	4/14/11	(2,379)
USD	54,055	GBP	33,000	UBS AG	4/14/11	1,125
USD	997,840	JPY	83,165,000	Citibank, N.A.	4/14/11	(2,058)
USD	340,928	JPY	28,054,500	Citibank, N.A.	4/14/11	3,627
USD	440,257	JPY	35,800,000	Citibank, N.A.	4/14/11	9,831
USD	562,513	JPY	46,425,000	Deutsche Bank AG	4/14/11	4,342
USD	1,085,878	JPY	88,960,000	UBS AG	4/14/11	16,306
USD	524,473	MXN	6,350,000	Citibank, N.A.	4/14/11	(8,688)
USD	856,505	NOK	4,796,000	UBS AG	4/14/11	(10,096)
USD	4,085,530	NZD	5,419,000	Deutsche Bank AG	4/14/11	(45,432)
USD	2,684,717	PLN	7,628,000	Deutsche Bank AG	4/14/11	1,661
USD	334,414	SEK	2,230,000	Citibank, N.A.	4/14/11	(18,648)
USD	1,952,900	SEK	12,414,000	Citibank, N.A.	4/14/11	(12,533)
USD	1,353,295	SGD	1,708,000	Deutsche Bank AG	4/14/11	(1,746)
USD	2,390,200	ZAR	17,395,000	Deutsche Bank AG	4/14/11	(176,007)
USD	2,000,385	ZAR	14,584,000	Deutsche Bank AG	4/14/11	(151,128)
USD	4,599,218	ZAR	31,982,500	Deutsche Bank AG	4/14/11	(60,217)
USD	1,111	ZAR	8,000	Deutsche Bank AG	4/14/11	(69)
ZAR	31,982,500	USD	4,656,470	Deutsche Bank AG	4/14/11	61,766
EUR	380,000	USD	539,022	Citibank, N.A.	4/27/11	(756)
EUR	43,000	USD	59,068	Citibank, N.A.	4/27/11	1,841
EUR	105,000	USD	144,356	Citibank, N.A.	4/27/11	4,375
EUR	4,199,800	USD	5,658,386	Deutsche Bank AG	4/27/11	290,583
USD	23,886,483	EUR	17,454,500	Citibank, N.A.	4/27/11	(837,620)
USD	1,779,921	EUR	1,295,000	Citibank, N.A.	4/27/11	(54,432)
USD	941,479	EUR	700,000	Citibank, N.A.	4/27/11	(50,063)
USD	420,470	EUR	300,000	Citibank, N.A.	4/27/11	(4,476)
USD	12,399	EUR	9,000	Deutsche Bank AG	4/27/11	(350)
USD	1,837,406	EUR	1,330,000	JPMorgan Chase Bank, N.A.	4/27/11	(46,524)
USD	617,322	EUR	436,000	Royal Bank of Scotland Plc	4/27/11	(268)
USD	701,283	EUR	500,000	UBS AG	4/27/11	(6,961)
USD	48,128	EUR	35,000	UBS AG	4/27/11	(1,449)
USD	22,058	EUR	16,000	UBS AG	4/27/11	(606)
MYR	5,609,071	USD	1,846,000	Royal Bank of Scotland Plc	5/12/11	541
JPY	9,465,555	USD	117,128	Citibank, N.A.	5/16/11	(3,301)
JPY	227,585,000	USD	2,798,979	Morgan Stanley Captial Services, Inc.	5/16/11	(62,168)
USD	980,000	JPY	80,003,280	Citibank, N.A.	5/16/11	17,925
USD	1,925,000	JPY	157,047,275	HSBC Securities, Inc.	5/16/11	36,436
CNY	28,820,400	USD	4,380,000	Citibank, N.A.	5/17/11	31,578
GBP	2,231,146	EUR	2,570,000	Deutsche Bank AG	6/14/11	(61,232)
USD	1,393,507	AUD	1,395,000	UBS AG	6/14/11	(35,636)
USD	2,888,378	JPY	239,370,000	Citibank, N.A.	6/15/11	9,215
USD	1,368,755	NZD	1,860,000	Citibank, N.A.	6/15/11	(43,164)
NOK	4,796,000	USD	852,530	UBS AG	7/07/11	9,946
PLN	7,628,000	USD	2,666,230	Deutsche Bank AG	7/07/11	(2,561)
SEK	12,414,000	USD	1,944,345	Citibank, N.A.	7/07/11	12,210
SGD	1,708,000	USD	1,353,649	Deutsche Bank AG	7/07/11	1,666
USD	1,212,644	CHF	1,114,500	Citibank, N.A.	7/07/11	(1,604)
USD	3,931,315	NZD	5,248,500	Royal Bank of Scotland Plc	7/07/11	(47,124)

Total						$(1,947,735)

BLACKROCK FUNDS II	MARCH 31, 2011	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
54	Australian Government Bonds (10 year)	Sydney	June 2011	$41,154,852	$(8,576)
49	Canadian Government Bonds (10 year)	Montreal	June 2011	$6,064,982	4,688
105	Euro-Bund	Eurex	June 2011	$18,047,108	(127,463)
25	Japanese Government Bonds (10 year)	Tokyo	June 2011	$41,942,174	249,138

Total					$117,787

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
131	Australian 90-Day Bank Bill	Sydney	September 2011	$30,987,531	$(4,172)
346	Australian Government Bonds (3 Year)	Sydney	June 2011	$94,753,668	(44,218)
62	Euro-Bobl	Eurex	June 2011	$10,066,807	102
415	Euro-Schatz	Eurex	June 2011	$63,036,337	(43,759)
32	Gilt British	London	June 2011	$6,014,885	(59,848)
218	U.S. Treasury Notes (2 Year)	Chicago Board Options	June 2011	$47,551,250	(6,369)
85	U.S. Treasury Notes (5 Year)	Chicago Board Options	June 2011	$9,927,070	(38,085)
165	U.S. Treasury Notes (10 Year)	Chicago Board Options	June 2011	$19,640,156	20,816
87	U.S. Treasury Bonds (30 Year)	Chicago Board Options	June 2011	$10,456,312	(6,387)

Total					$(181,920)

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.73%(a)	GBP Sterling LIBOR	Deutsche Bank AG	1/12/13	GBP	9,090	$(9,904)
3.14%(b)	6-month PRIBOR	Barclays Bank Plc	5/05/13	EUR	14,600	284,201
4.84%(b)	3-month LIBOR	Deutsche Bank AG	12/13/20	USD	7,060	(14,795)
3.71%(b)	GBP Sterling LIBOR	Deutsche Bank AG	1/12/21	GBP	2,100	(5,061)

Total						$254,441

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
STMicroelectronics NV	0.26%	Citibank, N.A.	9/20/12	EUR	950	$(1,762)
Xstrata Finance (Canada) Ltd.	1.00%	Credit Suisse International	6/20/16	EUR	1,400	64,425
Koninklijke KPN NV	1.00%	Deutsche Bank AG	6/20/16	EUR	2,395	(2,295)
ENI SpA	1.00%	Royal Bank of Scotland Plc	6/20/16	EUR	325	(965)

Total						$59,403

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Imperial Tobacco Group Plc	0.71%	Barclays Bank Plc	9/20/12	BBB	EUR	1,300	$7,974
Glencore International AG	1.00%	Credit Suisse International	6/20/16	BBB-	EUR	1,200	20,595
Royal Dutch Shell Plc	1.00%	Royal Bank of Scotland Plc	6/20/16	AA	EUR	320	(633)

Total							$27,936

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock International Bond Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$11,783,471	$2,025,405	$13,808,876
Corporate Bonds	–	68,149,106	–	68,149,106
Foreign Agency Obligations	–	15,205,658	–	15,205,658
Foreign Government Obligations	–	154,042,866	–	154,042,866
Non-Agency Mortgage-Backed Securities	–	7,816,024	–	7,816,024
Preferred Securities	–	3,076,337	–	3,076,337
Taxable Municipal Bonds	–	2,467,437	–	2,467,437
U.S. Treasury Obligations	–	3,695,261	–	3,695,261
Short-Term Securities	$2,989,939	–	–	2,989,939

Total	$2,989,939	$266,236,160	$2,025,405	$271,251,504

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$92,994	–	$92,994
Foreign currency exchange contracts	–	1,513,354	–	1,513,354
Interest rate contracts	$274,744	284,201	–	558,945
Liabilities:
Credit contracts	–	(5,655)	–	(5,655)
Foreign currency exchange contracts	–	(3,461,089)	–	(3,461,089)
Interest rate contracts	(338,877)	(29,760)	–	(368,637)

Total	$(64,133)	$(1,605,955)	–	$(1,670,088)

[1]

Derivative financial instruments are foreign currency exchange contracts, financial futures contracts and swaps. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/ depreciation on the instrument.

BLACKROCK FUNDS II	MARCH 31, 2011	11

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Affiliated Investment Companies(a)
Fixed Income Funds – 15.5%
BlackRock Emerging Market Debt Portfolio, BlackRock Class		1,602,700	$16,411,646
BlackRock Floating Rate Income Portfolio, Institutional Class		8,301,701	86,088,642
BlackRock High Yield Bond Portfolio, BlackRock Class		29,300,365	229,421,857

			331,922,145

	Par (000)
Asset-Backed Securities
Cayman Islands – 0.9%
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.66%, 8/28/19(b)(c)	USD	4,000	3,350,000
Chatham Light CLO Ltd., Series 2005-2A, Class A2,
0.71%, 8/03/19(b)(c)		3,300	2,961,750
Franklin CLO Ltd., Series 6A, Class B,
0.76%, 8/09/19(b)(c)		6,000	5,182,800
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B,
0.75%, 8/01/22(b)(c)		2,500	1,987,500
Integral Funding, Inc., Series 2007-1X, Class A3,
1.65%, 9/27/17(c)		1,000	945,000
Jersey Street CLO Ltd., Series 2006-1A, Class C,
1.05%, 10/20/18(b)(c)		2,000	1,540,000
Pangaea CLO Ltd., Series 2007-1A, Class A2,
0.80%, 10/21/21(b)(c)		4,000	3,330,000

			19,297,050

United States – 7.7%
321 Henderson Receivables I LLC:
Series 2004-A, Class A1 0.61%, 11/15/25(b)(c)		2,600	2,374,030
Series 2010-2A, Class B, 7.45%, 1/15/28(b)		1,500	1,500,031
Series 2010-3A, Class A, 3.82%, 12/15/48(b)		3,930	3,797,374
Ally Auto Receivables Trust, Series 2010-5, Class C,
2.90%, 5/15/17(b)		2,470	2,473,811
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class C 2.76%, 8/08/14		5,000	5,039,165
Series 2011-1, Class D, 4.26%, 2/02/17		6,500	6,621,777
Canaras Summit CLO Ltd., Series 2007-1A, Class C,
1.11%, 6/19/21(b)(c)		2,250	1,732,500
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C,
6.63%, 6/17/14(c)	GBP	1,400	2,306,761
Citibank Omni Master Trust:
Series 2009-A13, Class A13, 5.35%, 8/15/18(b)	USD	4,400	4,787,363
Series 2009-A17, Class A17, 4.90%, 11/15/18(b)		4,455	4,764,484
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B,
3.63%, 10/15/18(b)(c)		5,450	5,439,347
CSAM Funding, Series 1X, Class B2,
1.55%, 3/29/16(c)		2,100	1,976,625
DT Auto Owner Trust, Series 2011-1A, Class B,
1.90%, 7/15/12(b)		6,000	6,000,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-4, Class B, 0.81%, 6/15/11(c)		975	972,971
Series 2009-2, Class A, 1.81%, 9/15/14(c)		5,600	5,675,402
GSAA Trust, Series 2005-11, Class 2A1,
0.53%, 10/25/35(c)		5,468	4,222,603
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.42%, 8/23/27(c)		5,935	5,606,819
Series 2008-2, Class A4, 2.01%, 6/26/34(c)		5,000	5,205,052
Series 2008-3, Class A4, 1.96%, 11/25/24(c)		1,390	1,448,337
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(b)		9,690	9,689,088
Series 2011-S1A, Class C, 2.01%, 8/15/16(b)		7,000	6,999,751
Series 2011-S1A, Class D, 3.15%, 8/15/16(b)		6,000	5,999,380
Series 2011-WO, Class C, 3.19%, 10/15/15(b)		7,800	7,878,000
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		1,380	1,382,982
Series 2010-2, Class C, 3.89%, 7/17/17		2,580	2,650,130
Series 2010-3, Class B, 2.05%, 5/15/15		3,120	3,114,148
Series 2010-B, Class C, 3.02%, 10/17/16(b)		8,815	8,811,075
Series 2011-S1A, Class D, 3.10%, 3/15/13(b)		6,546	6,545,782
Scholar Funding Trust, Series 2011-A, Class A,
1.21%, 10/28/43(b)(c)		6,335	6,167,756
SLM Student Loan Trust:
Series 2003-A, Class A2, 0.75%, 9/15/20(c)		6,334	6,088,726
Series 2004-B, Class A2, 0.51%, 6/15/21(c)		6,682	6,396,160
Series 2008-5, Class A3, 1.60%, 1/25/18(c)		800	822,091
Series 2008-5, Class A4, 2.00%, 7/25/23(c)		7,485	7,825,647
Series 2009-B, Class A1, 6.26%, 7/15/42(b)(c)		1,734	1,675,490
Series 2010-C, Class A1, 1.91%, 12/15/17(b)(c)		10,094	10,170,072

			164,160,730

Total Asset-Backed Securities – 8.6%			183,457,780

Collateralized Debt Obligations
Cayman Islands – 0.9%
Centurion CDO VIII Ltd.,
1.31%, 3/08/17(b)(c)		4,500	3,847,500
CSAM Funding, Series 2A, Class B1,
7.05%, 10/15/16		4,000	4,148,800
Fraser Sullivan CLO Ltd.,
0.71%, 12/20/20(b)(c)		2,000	1,767,500
Genesis CLO Ltd.,
4.30%, 1/10/16(b)(c)		4,000	3,880,000
Kingsland Ltd.,
0.96%, 8/24/21(b)(c)		5,000	3,950,000
Lightpoint CLO Ltd.,
1.02%, 8/05/19(b)(c)		3,000	2,160,000

			19,753,800

12	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Collateralized Debt Obligations
United States – 0.2%
Greyrock CDO Ltd.,
1.30%, 11/15/17	USD	5,000	$4,444,000

Total Collateralized Debt Obligations – 1.1%			24,197,800

	Shares
Common Stocks
United States – 0.2%
CBS Corp., Class B		27,350	684,844
Freeport-McMoRan Copper & Gold, Inc.		5,000	277,750
Macy’s, Inc.(d)		31,250	758,125
The McClatchy Co., Class A(e)		277,666	944,064
Newmont Mining Corp.		36,666	2,001,230

Total Common Stocks – 0.2%			4,666,013

	Par (000)
Corporate Bonds
Canada – 0.8%
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(b)	USD	6,455	6,463,249
MEG Energy Corp.,
6.50%, 3/15/21		3,050	3,099,563
Nexen, Inc.,
7.50%, 7/30/39		900	1,013,421
Royal Bank of Canada,
3.13%, 4/14/15(b)		5,245	5,377,662

			15,953,895

Cayman Islands – 0.0%
MBNA America European Structured Offerings No. 7,
5.45%, 4/19/11	EUR	300	425,690

Chile – 0.0%
Inversiones CMPC SA,
4.75%, 1/19/18(b)	USD	940	924,900

France – 0.4%
Alstom SA,
4.13%, 2/01/17	EUR	1,250	1,745,385
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(b)	USD	6,660	6,400,300

			8,145,685

Germany – 0.0%
IVG Immobilien AG,
8.00%, 12/31/49(c)	EUR	200	235,254

Italy – 0.0%
UniCredit SpA,
5.00%, 2/01/16	GBP	450	640,282

Luxembourg – 0.1%
Finmeccanica Finance
SA, 5.25%, 1/21/22	EUR	750	1,047,441

Netherlands – 0.2%
Enbw International Finance BV,
6.13%, 7/07/39		1,700	2,570,982
ING Verzekeringen NV,
6.38%, 5/07/27(c)		750	999,121
Portugal Telecom International Finance BV,
5.00%, 11/04/19		900	1,095,275

			4,665,378

Norway – 0.7%
DnB NOR Boligkreditt,
2.90%, 3/29/16(b)	USD	14,345	14,258,643

Singapore – 0.1%
Oversea-Chinese Banking Corp. Ltd.,
3.75%, 11/15/22		2,000	1,875,190

Spain – 0.1%
Telefonica Emisiones SAU,
4.75%, 2/07/17	EUR	1,600	2,288,014

Switzerland – 0.1%
Credit Suisse AG,
5.40%, 1/14/20	USD	2,500	2,524,940

United Kingdom – 0.5%
Barclays Bank Plc,
6.00%, 1/14/21	EUR	550	756,208
BP Capital Markets Plc,
3.13%, 10/01/15	USD	3,000	3,016,773
HSBC Holdings Plc,
6.25%, 3/19/18	EUR	350	530,652
Scottish Widows Plc,
5.13%, 9/24/49(c)	GBP	1,300	1,762,224
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	1,710	1,868,175
7.00%, 1/15/18	GBP	802	1,391,110
5.25%, 1/15/21(b)	USD	2,230	2,237,598

			11,562,740

United States – 6.0%
Anadarko Petroleum Corp.,
5.95%, 9/15/16		3,000	3,262,155
Asciano Finance Ltd.,
5.00%, 4/07/18		3,000	2,983,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.25%, 1/15/19		4,000	4,190,000
CBS Corp.,
5.75%, 4/15/20		2,500	2,644,150
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		3,320	3,975,700
Citigroup, Inc.,
4.59%, 12/15/15		3,000	3,102,147
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		2,500	2,465,927
COX Communications, Inc.,
8.38%, 3/01/39(b)		140	177,709
Credit Acceptance Corp.,
9.13%, 2/01/17(b)		5,480	5,911,550
Credit Suisse Group Finance US, Inc.,
3.63%, 9/14/20(c)	EUR	750	1,012,282
The Dow Chemical Co.,
4.25%, 11/15/20	USD	2,500	2,387,583
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		4,000	4,238,700
First Data Corp.:
7.38%, 6/15/19(b)		2,850	2,910,563
12.63%, 1/15/21(b)		4,000	4,340,000
International Paper Co.,
5.30%, 4/01/15		385	414,900
JPMorgan Chase & Co.,
3.45%, 3/01/16		3,000	2,989,287
Kinder Morgan Energy Partners LP,
6.38%, 3/01/41		1,001	1,009,641
Kraft Foods, Inc.,
6.50%, 8/11/17		3,000	3,421,056
Level 3 Financing, Inc.,
8.75%, 2/15/17		3,000	2,977,500
Macquarie Bank Ltd.,
6.63%, 4/07/21		10,000	9,980,500
Macy’s Retail Holdings, Inc.,
5.75%, 7/15/14		3,120	3,338,400
MGIC Investment Corp.,
5.38%, 11/01/15		2,710	2,540,625
NBCUniversal Media LLC,
4.38%, 4/01/21(b)		1,175	1,124,933
The New York Times Co.,
6.63%, 12/15/16(b)		10,000	10,100,000
Novus USA Trust, Series 2010-1,
1.56%, 11/18/11(b)(c)		5,245	5,220,836
The PMI Group, Inc.,
6.00%, 9/15/16		4,520	3,503,926
Qwest Communications International, Inc.:
8.00%, 10/01/15		1,880	2,075,050
7.13%, 4/01/18		1,255	1,353,831
Radian Group, Inc.:
5.63%, 2/15/13		4,520	4,463,500
5.38%, 6/15/15		5,975	5,302,813
3.00%, 11/15/17		1,863	1,695,330
Realogy Corp.,
7.88%, 2/15/19(b)		3,980	3,950,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19(b)		2,500	2,562,500
6.88%, 2/15/21(b)		2,290	2,307,175
SLM Corp.,
6.25%, 1/25/16		2,698	2,812,665
Standard Pacific Corp.,
8.38%, 1/15/21(b)		4,000	4,135,000
TMX Finance LLC/TitleMax Finance Corp.,
13.25%, 7/15/15(b)		1,000	1,110,000

BLACKROCK FUNDS II	MARCH 31, 2011	13

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
United States (concluded)
Valero Energy Corp.,
6.13%, 2/01/20	USD	3,000	$3,244,710
Verizon Communications, Inc.,
6.40%, 2/15/38		2,813	2,944,949

Total Corporate Bonds – 9.0%			128,181,483

			192,729,353

	Shares
Exchange-Traded Funds – 0.2%
iShares JPMorgan USD Emerging Markets Bond Fund(a)		35,500	3,785,365

	Par (000)
Floating Rate Loan Interests(c)
United States – 3.1%
AGFS Funding Co., Loan,	USD	1,500	1,500,704
7.25%, 4/21/15
Avaya, Inc.:
Extended Term B-3 Loan, 4.81%, 10/24/17		1,664	1,622,553
Term B-1 Loan, 2.75%, 10/24/14		331	319,816
Booz Allen Hamilton, Inc., 8/01/17		1,000	1,006,607
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-3 Loan,
3.29% - 3.30%, 1/28/15		2,491	2,303,353
Calpine Corp., Term B Loan,
4.50%, 3/04/18		1,500	1,505,417
CDW LLC (FKA CDW Corp.), Extended Term Loan,
5.26%, 7/15/17		646	643,126
Charter Communications Operating LLC, Term C Loan,
3.56%, 9/06/16		1,492	1,494,507
Coinmatch Service Corp., Term Loan,
3.28%, 11/14/14		995	932,680
Del Monte Foods Co., Term B Loan,
3.31%, 2/01/18		4,000	4,000,624
DynCorp International, Inc., Term Loan,
6.25%, 7/07/16		910	913,647
First Data Corp., Initial Tranche B-2 Term Loan,
3.01%, 9/24/14		3,000	2,872,032
General Nutrition Center, Inc., Term B Loan,
4.25%, 2/15/18		1,250	1,248,829
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/28/16		1,493	1,499,021
Harrah’s Operating Co., Inc., Term B-1 Loan,
3.30%, 1/28/15		2,500	2,312,110
IDC, Term B Loan,
3.81%, 2/08/18		1,500	1,504,275
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Term Loan,
3.75%, 3/07/18		12,000	12,067,428
inVentiv Health, Inc. (FKA Ventive Health, Inc), 4.75%, 8/04/16		2,594	2,596,864
iStar Financial, Inc., 5.00%, 6/28/13		2,000	1,980,312
J.Crew Group, Inc., 4.75%, 2/01/18		1,500	1,493,829
Laureate Education, Inc., Closing Date Term Loan,
3.25%, 8/15/14		1,492	1,475,978
Level 3 Financing, Inc., Tranche A Term Loan,
2.54%, 3/13/14		1,000	970,694
MedAssets, Inc., Term Loan,		998	1,003,318
3.75%, 11/16/16
Meg Energy Corp., Term B Loan,
4.00%, 3/14/18		1,500	1,508,250
MetroPCS Communications, Inc., Term B-3 Loan,
4.06%, 3/31/18		2,000	1,999,000
Nuveen Investments, Inc.:
Extended Term Loan B, 5.80%, 5/13/17		539	538,668
Term Loan (First Lien), 3.00%, 11/13/14		461	442,713
Pierre Foods, Inc., Loan (First Lien),
7.00% - 7.50%, 9/30/16		1,493	1,498,097
Realogy Corp., Extended Term B Loan,
4.56%, 10/10/13		1,045	983,303
SeaWorld Parks & Entertainment, Term B Loan,
3.31%, 8/17/17		1,995	2,005,599
Sequa Corp., Term Loan,
3.25%, 12/03/14		1,000	980,893
Styron S.à r.l., Term B Loan,
2.76%, 7/27/17		2,993	3,004,970
U.S. Foodservice, Term Loan,
2.50%, 7/03/14		995	962,915
UPC Financing Partnership, Facility U,
4.00%, 12/31/17	EUR	1,950	2,752,233
VML US Finance LLC (AKA Venetian Macau):
Term B Delayed Draw Project Loan, 4.80%, 5/25/12	USD	732	731,754
Term B Funded Project Loan, 4.80%, 5/27/13		1,268	1,266,858
Walter Energy, Inc., Term B Loan,
4.00%, 2/04/18		1,000	1,005,250

Total Floating Rate Loan Interests – 3.1%			66,948,227

Foreign Agency Obligations
Brazil – 0.5%
Petrobras International Finance Co.:
3.88%, 1/27/16		5,982	6,021,990
5.88%, 3/01/18		4,800	5,084,395
5.75%, 1/20/20		410	422,970

			11,529,355

Canada – 0.2%
Hydro Quebec,
8.40%, 1/15/22		3,800	5,150,311

Japan – 0.1%
Japan Finance Corp.,
1.88%, 9/24/15		2,340	2,266,915

Luxembourg – 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17		1,370	1,433,363

Netherlands – 0.2%
Bank Nederlandse Gemeenten,
1.50%, 3/28/14(b)		4,245	4,216,304

Norway – 0.2%
Eksportfinans ASA,
0.50%, 4/05/13(c)		3,585	3,585,000

Total Foreign Agency Obligations – 1.3%			28,181,248

Foreign Government Obligations
Canada – 0.3%
Canadian Government Bond,
3.50%, 6/01/20	CAD	6,300	6,583,971

Germany – 0.7%
Bundesrepublik Deutschland,
3.75%, 1/04/17	EUR	10,095	14,983,411

Greece – 0.0%
Hellenic Republic Government Bond,
3.60%, 7/20/16		1,600	1,389,303

Ireland – 0.1%
Ireland Government Bond,
4.50%, 4/18/20		1,600	1,536,238

Mexico – 0.0%
United Mexican States,
5.63%, 1/15/17	USD	130	143,390

Portugal – 0.1%
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15	EUR	1,250	1,416,485

14	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Spain – 0.1%
Spain Government Bonds,
3.15%, 1/31/16	EUR	1,500	$2,020,712

Total Foreign Government Obligations – 1.3%			28,073,510

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 9.2%
United Kingdom – 0.0%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.46%, 2/17/15(b)(c)	USD	430	429,088
United States – 9.2%
Adjustable Rate Mortgage Trust:
Series 2005-7, Class 4A1, 5.40%, 10/25/35(c)		3,427	3,150,684
Series 2007-1, Class 3A21, 5.74%, 3/25/37(c)		219	201,433
American Home Mortgage Investment Trust:
Series 2005-4, Class 5A 2.21%, 11/25/45(c)		2,229	1,781,170
Series 2006-1, Class 2A3, 2.21%, 12/25/35(c)		4,006	2,993,515
Banc of America Funding Corp.:
Series 2005-H, Class 2A1, 3.23%, 11/20/35(c)		656	507,545
Series 2006-F, Class 1A1, 4.01%, 7/20/36(c)		4,275	3,829,558
Banc of America Mortgage Securities, Inc., Series 2006-B, Class 3A1,
6.12%, 11/20/36(c)		2,193	1,813,534
BCAP LLC Trust:
Series 2010-RR11, Class 4A1, 5.54%, 3/27/47(b)(c)		10,197	8,973,364
Series 2010-RR2, Class 1A1, 3.03%, 7/25/36		10,219	9,247,800
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2005-1, Class 4A1, 5.26%, 3/25/35(c)		952	851,674
Series 2007-4, Class 22A1 5.80%, 6/25/47(c)		2,041	1,718,046
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1,
5.40%, 12/25/35(c)		3,287	3,188,751
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1,
2.65%, 10/25/35(c)		967	827,414
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		676	526,979
Countrywide Alternative Loan Trust:
Series 2005-28CB, Class 2A5, 5.75%, 8/25/35		200	189,197
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		4,764	3,843,277
Series 2006-25CB, Class A2, 6.00%, 10/25/36		498	405,932
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		1,500	1,132,290
Series 2006-43CB, Class 1A7, 6.00%, 2/25/37		962	685,294
Series 2006-4CB, Class 2A3, 5.50%, 4/25/36		63	56,605
Series 2006-OA10, Class 1A1, 1.15%, 8/25/46(c)		4,247	2,532,978
Series 2006-OA21, Class A1, 0.44%, 3/20/47(c)		14,496	8,466,572
Series 2007-25, Class 2A1, 6.00%, 11/25/22		962	923,151
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		1,256	1,019,320
Series 2007-HY5R, Class 2A1A, 5.54%, 3/25/47(c)		2,374	2,351,381
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-1, Class A2, 6.00%, 3/25/36		594	530,968
Series 2006-10, Class 1A4, 0.75%, 5/25/36(c)		3,265	2,296,041
Series 2006-17, Class A6, 6.00%, 12/25/36		4,088	3,747,519
Series 2006-6, Class A1, 6.00%, 4/25/36		985	942,558
Series 2007-10, Class A22, 6.00%, 7/25/37		998	831,223
Series 2007-11, Class A1, 6.00%, 8/25/37		2,540	2,229,470
Credit Suisse Mortgage Capital Certificates:
Series 2006-3, Class 4A3, 5.50%, 4/25/36		3,781	3,521,100
Series 2006-5, Class 3A3, 6.50%, 6/25/36		7,265	4,319,221
Series 2006-8, Class 3A1, 6.00%, 10/25/21		2,397	1,992,833
Series 2010-20R, Class 9A1, 3.18%, 1/27/36(b)(c)		3,844	3,536,162
Series 2011-2R, Class 1A1, 5.16%, 3/27/37(b)(c)		4,902	4,824,403
Series 2011-2R, Class 2A1, 4.42%, 7/27/36(b)(c)		6,836	6,922,658
Series 2011-4R, Class 1A1, 6.25%, 9/27/37(b)(c)		4,325	3,851,975
Series 2011-4R, Class 2A1, 5.17%, 8/27/37(b)(c)		5,435	4,946,235
Series 2011-4R, Class 5A1, 5.66%, 5/27/36(b)(c)		9,235	8,519,287
Series 2011-4R, Class 6A1, 5.78%, 5/27/36(b)(c)		5,160	4,618,200
Series 2011-5R, Class 1A1, 6.16%, 7/25/36		5,570	5,068,700
Series 2011-5R, Class 2A1, 4.76%, 8/25/46		10,969	9,419,080
Series 2011-5R, Class 3A1, 5.88%, 9/20/37		4,155	3,986,203
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1,
2.37%, 9/25/35(c)		5,137	3,888,795
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1,
5.15%, 6/19/35(c)		5,352	5,279,455
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.94%, 1/25/35(c)		4,433	4,367,289

BLACKROCK FUNDS II	MARCH 31, 2011	15

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
United States (concluded)
Series 2005-AR2, Class 2A1, 2.74%, 4/25/35(c)	USD	2,543	$2,293,357
Series 2007-4F, Class 1A1, 5.00%, 7/25/37		1,751	1,575,980
Harborview Mortgage Loan Trust:
Series 2005-8, Class 1A2A, 0.58%, 9/19/35(c)		562	386,723
Series 2006-11, Class A1A, 0.42%, 12/19/36(c)		598	395,599
IndyMac INDA Mortgage Loan Trust:
Series 2006-AR2, Class 4A1, 5.54%, 9/25/36(c)		2,752	2,140,739
Series 2007-AR7, Class 1A1, 5.86%, 11/25/37(c)		6,382	5,291,583
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		2,302	2,263,380
Series 2007-A1, Class 4A1, 2.98%, 7/25/35(c)		506	474,927
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		2,495	2,438,868
Series 2007-S1, Class 2A22 5.75%, 3/25/37		2,629	2,261,434
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A7, Class 2A1, 5.31%, 9/25/35(c)		506	460,530
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16,
6.00%, 6/25/37		2,504	2,202,519
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1 2.67%, 5/25/35(c)		3,722	2,742,944
Series 2005-19XS, Class 1A1, 0.57%, 10/25/35(c)		3,223	2,244,200
Series 2007-3, Class 2A1, 5.51%, 4/25/47(c)		4,231	3,047,617
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3,
0.44%, 7/25/46(c)		8,491	4,667,606
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1,
0.37%, 8/25/11(c)		324	320,695
WaMu Mortgage Pass-Through Certificates:
Series 2006-AR10, Class 3A2, 6.02%, 8/25/46(c)		1,162	988,725
Series 2006-AR18, Class 1A1, 5.12%, 1/25/37(c)		683	531,889
Series 2007-OA4, Class 1A, 1.08%, 5/25/47(c)		637	444,521
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB,
6.00%, 3/25/36		4,631	2,890,697
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 3A2, 2.79%, 10/25/35(c)		684	650,546
Series 2005-AR2, Class 3A1, 4.87%, 3/25/35(c)		523	499,007
Series 2006-AR18, Class 2A1, 5.44%, 11/25/36(c)		1,920	1,624,123
Series 2006-AR2, Class 2A5, 2.77%, 3/25/36(c)		2,736	2,353,030
Series 2006-AR4, Class 2A4, 5.63%, 4/25/36(c)		500	472,962

			196,521,040

Commercial Mortgage-Backed Securities – 8.5%
United Kingdom – 0.1%
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1,
4.82%, 9/03/14(c)	GBP	717	1,127,497
United States – 8.4%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43	USD	1,050	1,049,581
Series 2006-2, Class AJ, 5.78%, 5/10/45(c)		2,000	1,978,627
Series 2006-3, Class AM, 5.89%, 7/10/44(c)		1,823	1,872,488
Series 2006-4, Class A4, 5.63%, 7/10/46		4,600	4,954,764
Series 2006-4, Class AM, 5.68%, 7/10/46		1,700	1,739,912
Series 2007-1, Class A4, 5.45%, 1/15/49		5,275	5,550,828
Series 2007-2, Class A4, 5.69%, 4/10/49(c)		6,890	7,312,985
Series 2007-3, Class A2, 5.66%, 7/10/12(c)		2,639	2,741,884
Series 2007-3, Class A4, 5.66%, 5/10/17(c)		9,010	9,516,412
Series 2007-4, Class A4, 5.74%, 7/10/17(c)		560	605,220
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/15/15(c)		220	226,550
Series 2007-PW17, Class A4, 5.69%, 6/11/50(c)		3,580	3,828,129
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		3,890	4,181,375
Series 2007-CD4, Class A4, 5.32%, 12/11/49		4,380	4,603,733
Series 2007-CD5, Class A4, 5.89%, 8/15/17(c)		1,250	1,352,371
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46		3,000	3,162,987
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		3,640	3,565,499
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49(c)		469	475,327
Series 2007-C3, Class A2, 5.52%, 6/15/39(c)		423	432,278
Series 2010-RR2, Class 2A, 5.80%, 6/15/17(b)(c)		4,720	5,001,842
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1,
0.75%, 2/25/35(c)		295	236,061
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(b)		7,452	7,329,585
Series 2010-ESHA, Class B, 4.22%, 11/05/27(b)		4,200	4,232,459
Series 2010-ESHA, Class C, 4.86%, 11/05/27(b)		5,095	5,175,269
Series 2010-ESHA, Class D, 5.50%, 11/05/27(b)		4,000	4,045,737
GE Capital Commercial Mortgage Corp.:

16	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2005-C3, Series A7B 5.04%, 7/10/45(c)	USD	2,250	$2,330,427
Series 2007-C1, Class A2, 5.42%, 12/10/49		3,853	3,913,151
Series 2007-C1, Class AAB, 5.48%, 12/10/49		1,856	1,941,057
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 5.89%, 7/10/38(c)		1,820	1,888,937
Series 2007-GG11, Class A2, 5.60%, 7/10/13		1,000	1,044,833
GS Mortgage Securities Corp. II, Series 2010-C2, Class C,
5.23%, 12/10/43		3,200	3,108,084
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.44%, 12/12/44(c)		1,360	1,372,505
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		3,550	3,296,064
Series 2007-CB18, Class A3, 5.45%, 6/12/47		3,145	3,235,966
Series 2007-CB19, Class A4, 5.74%, 4/12/17(c)		570	610,425
Series 2007-LD11, Class A2, 5.80%, 7/15/12(c)		500	515,873
Series 2010-C2, Class A3, 4.07%, 9/15/20(b)		1,500	1,442,035
Series 2010-C2, Class C, 5.53%, 10/15/20(b)(c)		1,615	1,629,671
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class A5, 5.15%, 4/15/30(c)		3,000	3,208,157
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,000	1,014,790
Series 2007-C1, Class A4, 5.42%, 1/15/17		2,500	2,654,919
Series 2007-C2, Class A3, 5.43%, 2/15/40		13,510	14,235,760
Series 2007-C6, Class A4, 5.86%, 7/15/40(c)		2,135	2,272,393
Series 2007-C7, Class A3, 5.87%, 9/15/45(c)		2,600	2,783,015
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.83%, 6/12/17(c)		4,583	4,917,053
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(b)(c)		1,950	2,035,274
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,000	2,124,898
Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)(c)		150	155,449
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.81%, 4/12/17(c)		100	108,032
Series 2010-GG10, Class A4A, 5.81%, 8/15/45(b)(c)		9,910	10,706,010
RBSCF Trust:
Series 2010-MB1, Class C, 4.67%, 4/15/15(b)(c)		2,000	2,040,393
Series 2010-RR3, Class WBTA, 5.90%, 4/16/17(b)(c)		1,050	1,150,044
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A3, 5.90%, 2/15/51(c)		6,500	6,895,043
Series 2007-C33, Class A4, 5.90%, 7/15/17(c)		8,140	8,716,495
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,400	3,606,004

			180,124,660

Total Non-Agency Mortgage-Backed Securities – 17.7%			378,202,285

	Par (000)/ Shares
Preferred Securities
Capital Trusts
Ireland – 0.0%
XL Group Plc,
6.50%(c)(f)		960	880,800

Jersey – 0.0%
Swiss Re Capital I LP,
6.85%(b)(c)(f)		640	626,266

United Kingdom – 0.0%
Barclays Bank Plc,
5.93%, 9/29/49(b)(c)		370	344,100

United States – 0.3%
Goldman Sachs Capital II,
5.79%(c)(f)		180	155,250
State Street Capital Trust IV,
1.31%, 6/15/37(c)		380	313,556
Fifth Third Capital Trust IV,
6.50%, 4/15/67(c)		640	623,200
SunTrust Capital VIII,
6.10%, 12/15/66(c)		320	312,000
UBS Preferred Funding Trust V,
6.24%(c)(f)		325	320,938
Wachovia Capital Trust III,
5.57%(c)(f)		320	293,600
ABN Amro North American Holding Preferred Capital Repackage Trust I,
6.52%(b)(c)(f)		855	816,525
JPMorgan Chase Capital XXIII,
1.31%, 5/15/47(c)		380	314,528
American International Group, Inc.,
8.18%, 5/15/68(c)		640	688,800
Genworth Financial, Inc.,
6.15%, 11/15/66(c)		505	398,950
Liberty Mutual Group, Inc.,
10.75%, 6/15/88(b)(c)		500	650,000
MBIA Insurance Corp.,
14.00%, 1/15/33(b)(c)		600	330,000

			5,217,347

Total Capital Trusts – 0.3%			7,068,513

Preferred Stocks
United States – 0.5%
Citigroup Capital XIII, 0.05%		96,000	2,630,400
GMAC Capital Trust I, 0.05%		300,000	7,650,000
Fannie Mae, 0.05%		50,000	85,000
Freddie Mac, 0.05%		60,000	102,000

			10,467,400

Total Preferred Stocks – 0.5%			10,467,400

Total Preferred Securities – 0.8%			17,535,913

	Par (000)
Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40	USD	150	143,994

BLACKROCK FUNDS II	MARCH 31, 2011	17

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.72%, 6/15/42	USD	230	$227,143
5.38%, 6/15/43		1,675	1,690,628
5.50%, 6/15/43		2,005	2,059,456
University of California RB,
5.95%, 5/15/45		1,800	1,627,272

Total Taxable Municipal Bonds – 0.3%			5,748,493

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.2%
Freddie Mac,
3.53%, 9/30/19		4,160	4,104,318

Collateralized Mortgage Obligations – 0.2%
FREMF Mortgage Trust, Series 2010-K6, Class B,
5.36%, 12/26/46(b)(c)		4,820	4,889,493

Interest Only Collateralized Mortgage Obligations – 1.5%
Ginnie Mae:
Series 2010-120, Class AI, 4.50%, 1/20/38		29,740	5,520,854
Series 2011-25, Class IO, 5.00%, 3/20/38		16,215	2,681,300
Series 2010-98, Class HI, 5.00%, 3/20/38		12,704	2,205,523
Series 2010-165, Class IP, 4.00%, 4/20/38		27,827	5,045,803
Series 2010-87, Class HI, 4.50%, 11/20/38		33,879	6,182,956
Series 2010-158, Class MI, 4.50%, 11/16/39		36,907	6,591,113
Series 2011-7, Class DI, 4.50%, 12/20/40		27,264	4,237,854

			32,465,403

Mortgage-Backed Securities – 56.0%
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26(g)(h)		15,726	15,789,145
5.50%, 12/01/32-4/01/41(g)		333,852	357,443,972
5.00%, 6/01/40-4/01/41(g)		123,191	128,879,684
4.00%, 9/01/40-4/01/41(g)(h)		153,114	150,741,914
4.50%, 4/01/41(g)		194,700	198,107,250
Freddie Mac Mortgage-Backed Securities:
5.00%, 7/01/35-4/01/41(g)		189,796	198,675,261
4.50%, 2/01/41-4/01/41(g)		61,928	62,948,682
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/01/41(g)		13,800	13,157,437
4.00%, 4/01/41(g)		27,600	27,625,875
4.50%, 4/01/41(g)		41,400	42,745,500

			1,196,114,720

Total U.S. Government Sponsored Agency Securities – 57.9%			1,237,573,934

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.75%, 2/15/41		25,425	26,426,109
U.S. Treasury Inflation Indexed Notes,
2.38%, 1/15/25		11,500	15,080,146
U.S. Treasury Notes:
0.38%, 10/31/12(i)		2,700	2,691,036
0.50%, 11/30/12(i)		70,000	69,852,370
0.75%, 9/15/13		200	198,734
1.38%, 11/30/15(h)		33,940	32,866,104
2.13%, 12/31/15-2/29/16(h)(j)		594,843	593,967,608
2.00%, 1/31/16(i)		42,080	41,774,247
2.25%, 3/31/16		10,000	9,996,900
2.63%, 8/15/20(i)(j)		22,500	21,107,813

Total U.S. Treasury Obligations – 38.1%			813,961,067

Total Long-Term Investments (Cost – $3,295,492,724) – 155.1%			3,316,983,315

	Par (000)/ Shares
Short-Term Securities
Borrowed Bond Agreements – 6.8%
Barclays Bank Plc, 0.00%, Open	EUR	1,170	1,658,559
Barclays Bank Plc, 0.10%, Open		1,088	1,541,198
Barclays Bank Plc, 0.30%, Open		15,093	21,389,700
Barclays Bank Plc, 0.30%, Open		15,093	21,389,700
Barclays Bank Plc, 0.55%, 4/07/11		10,564	14,971,408
BNP Paribas, 0.12%, Open	USD	5,075	5,074,750
BNP Paribas, 0.14%, Open		19,418	19,418,435
Credit Suisse International, 0.01%, 4/01/11		47,532	47,532,000
Credit Suisse International, 0.15%, Open	EUR	687	973,877
Deutsche Bank AG, 0.11%, Open	USD	7,595	7,595,250
Deutsche Bank AG, 0.15%, Open		1,881	1,880,550
Deutsche Bank AG, 0.21%, 4/15/11		821	821,312
Money Market Funds – 5.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14%(a)(k)		126,216,088	126,216,088

Total Short-Term Securities (Cost – $269,140,656) – 12.7%			270,462,827

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
Citigroup, Inc., Strike Price USD 4.50, Expires 4/16/11		10,000	65,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 52, Expires 5/21/11		450	231,750
Macy’s Inc., Strike Price USD 24, Expires 5/21/11		180	27,090
S&P 500 Index, Strike Price USD 1,300, Expires 4/16/11		42	138,390
S&P 500 Index, Strike Price USD 1,350, Expires, 4/16/11		65	26,975
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 5/20/11		56	9,625
U.S. Treasury Notes (10 Year), Strike Price USD 120, Expires 5/20/11		610	486,094

			984,924

Exchange-Traded Put Options Purchased
Advanced Micro Devices, Inc., Strike Price USD 8, Expires 7/16/11		1,800	100,800
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		1,914	1,387,650
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		904	802,300
iShares Russell 2000 Index Fund, Strike Price USD 81, Expires 4/16/11		533	24,784
Louisiana-Pacific Corp., Strike Price USD 10, Expires 5/21/11		2,833	148,733
MGM Resorts International, Strike Price USD 12, Expires 5/21/11		2,000	80,000
Radian Group, Inc., Strike Price USD 7, Expires 4/16/11		1,725	69,000
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 5/20/11		56	35,875

18	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Exchange-Traded Put Options Purchased (concluded)
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 5/20/11		203	$188,727

			2,837,869

Over-the-Counter Call Options Purchased
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		8,961	18,662
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		4,500	9,372
PLN Currency, Strike Price CZK 6.50, Expires 4/12/11, Broker HSBC Securities, Inc.		829	1
USD Currency, Strike Price ILS 4.00, Expires 7/15/11, Broker HSBC Securities, Inc.		1,144	1,830
USD Currency, Strike Price JPY 84, Expires 6/27/11, Broker Morgan Stanley Capital Services, Inc.		6,070	971,200
USD Currency, Strike Price JPY 84, Expires 6/27/11, Broker UBS AG		3,035	485,600
USD Currency, Strike Price JPY 86, Expires 5/20/11, Broker Citibank, N.A.		1,504	62,266
USD Currency, Strike Price JPY 86, Expires 5/20/11, Broker Deutsche Bank AG		1,504	62,266
USD Currency, Strike Price JPY 86, Expires 5/20/11, Broker Royal Bank of Scotland Plc		2,290	94,806
USD Currency, Strike Price JPY 86, Expires 6/27/11, Broker Citibank, N.A.		5,728	493,224
USD Currency, Strike Price JPY 86, Expires 6/27/11, Broker Deutsche Bank AG		3,376	290,717
USD Currency, Strike Price TRY 1.63, Expires 6/01/11, Broker UBS AG		991	54,290
USD Currency, Strike Price TWD 29.20, Expires 7/05/11, Broker UBS AG		4,463	514,138
USD Currency, Strike Price TWD 29.20, Expires 7/07/11, Broker UBS AG		742	85,421

			3,143,793

Over-the-Counter Put Options Purchased
EUR Currency, Strike Price USD 1.32, Expires 5/19/11, Broker Deutsche Bank AG		3,260	42,511
EUR Currency, Strike Price USD 1.32, Expires 5/19/11, Broker Royal Bank of Scotland Plc		3,260	42,511
PLN Currency, Strike Price CZK 6.09, Expires 4/12/11, Broker HSBC Securities, Inc.		831	12,582

			97,604

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	37,500	235,314
Receive a fixed rate of 160% CDS on CDX.NA.IG Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker Credit Suisse International		237,000	712,012
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		9,100	59,721
Receive a fixed rate of 3.360% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		8,000	120,756
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		15,000	257,977
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.		22,000	367,154
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		10,900	215,746
Receive a fixed rate of 3.760% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		26,200	630,861
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		4,300	124,749
Receive a fixed rate of 3.930% and pay a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Deutsche Bank AG		10,500	332,702
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		6,900	237,218
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		14,900	561,747
Receive a fixed rate of 4.190% and pay a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		20,800	907,507
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		7,200	354,864
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		7,000	360,182
Receive a fixed rate of 4.340% and pay a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank, N.A.		6,000	310,760

			5,789,270

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		37,500	304,681
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		21,300	87,080
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker JPMorgan Chase Bank, N.A.		49,000	435,553
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 6/24/11, Broker Citibank, N.A.		49,000	406,850
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 6/23/11, Broker Morgan Stanley Capital Services, Inc.		13,600	99,179
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 6/23/11, Broker The Bank of New York Mellon Corp.		25,100	183,043
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		9,100	636,363
Pay a fixed rate of 3.360% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		8,000	742,831
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		15,000	1,308,544

BLACKROCK FUNDS II	MARCH 31, 2011	19

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.	USD	22,000	$1,043,932
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		10,900	464,628
Pay a fixed rate of 3.760% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		26,200	728,739
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		4,300	386,885
Pay a fixed rate of 3.930% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Deutsche Bank AG		10,500	359,104
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		6,900	218,552
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		14,900	548,865
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/24/11, Broker JPMorgan Chase Bank, N.A.		83,000	163,271
Pay a fixed rate of 4.190% and receive a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		20,800	623,843
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		7,200	173,342
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		7,000	161,082
Pay a fixed rate of 4.340% and receive a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank, N.A.		6,000	138,655

			9,215,022

Total Options Purchased (Cost – $23,061,588) – 1.0%			22,068,482

Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost – $3,587,694,968*) – 168.8%			3,609,514,624

	Par (000)
TBA Sale Commitments(g)
Fannie Mae Mortgage-Backed Securities:
3.50%, 4/01/26		15,700	(15,749,062)
4.00%, 4/01/41		101,200	(99,555,500)
4.50%, 4/01/41		28,400	(28,897,000)
5.00%, 4/01/41		124,800	(130,281,031)
5.50%, 4/01/41		257,700	(275,426,594)
Freddie Mac Mortgage-Backed Securities:
4.50%, 4/01/41		61,900	(62,833,692)
5.00%, 4/01/41		196,200	(204,415,875)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/01/41		13,800	(13,157,438)
4.00%, 4/01/41		27,600	(27,625,875)
4.50%, 4/01/41		41,400	(42,745,500)

Total TBA Sale Commitments (Proceeds – $899,547,219) – (42.1)%			(900,687,567)

	Contracts
Options Written
Exchange-Traded Call Options Written
Advanced Micro Devices, Inc., Strike Price USD 10, Expires 7/16/11		1,800	(63,900)
Macy’s Inc., Strike Price USD 26, Expires 5/21/11		360	(25,380)
MGM Resorts International, Strike Price USD 15, Expires 5/21/11		2,000	(51,000)
U.S. Treasury Notes (10 Year), Strike Price USD 121, Expires 5/20/11		610	(295,469)
U.S. Treasury Notes (10 Year), Strike Price USD 122, Expires 5/20/11		610	(162,031)

			(597,780)

Exchange-Traded Put Options Written
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		1,914	(693,825)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		904	(474,600)
U.S. Treasury Notes (5 Year), Strike Price USD 115.50, Expires 5/20/11		406	(145,906)

			(1,314,331)

Over-the-Counter Call Options Written
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.		8,961	(115)
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.		4,500	(58)
PLN Currency, Strike Price CZK 6.50, Expires 4/12/11, Broker HSBC Securities, Inc.		831	0
USD Currency, Strike Price ILS 4.20, Expires 7/15/11, Broker HSBC Securities, Inc.		1,144	(114)
USD Currency, Strike Price JPY 84, Expires 6/27/11, Broker Citibank, N.A.		5,728	(916,560)
USD Currency, Strike Price JPY 84, Expires 6/27/11, Broker Deutsche Bank AG		3,376	(540,240)
USD Currency, Strike Price TRY 1.63, Expires 6/01/11, Broker JPMorgan Chase Bank, N.A.		700	(34,475)

			(1,491,562)

Over-the-Counter Put Options Written
PLN Currency, Strike Price CZK 6.09, Expires 4/12/11, Broker HSBC Securities, Inc.		829	(13,338)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	USD	28,400	(283,666)
Pay a fixed rate of 3.140% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG		25,000	(142,658)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	3,500	(90,905)

20	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	USD	11,000	$(282,301)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		8,400	(229,670)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		2,900	(82,702)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		15,000	(423,097)
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 1/04/12, Broker Credit Suisse International		10,200	(304,989)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		30,000	(910,867)
Pay a fixed rate of 4.010% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG		13,100	(461,525)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		13,800	(486,915)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		16,100	(574,564)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		8,800	(299,795)
Pay a fixed rate of 4.075% and receive a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		13,700	(525,911)
Pay a fixed rate of 4.410% and receive a floating rate based on 3-month LIBOR, Expires 1/24/13, Broker UBS AG		7,800	(379,430)
Pay a fixed rate of 4.470% and receive a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG		23,200	(1,203,651)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		11,900	(629,384)
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Royal Bank of Scotland Plc		4,600	(271,991)
Pay a fixed rate of 5.020% and receive a floating rate based on 3-month LIBOR, Expires 2/14/14, Broker Citibank, N.A.		8,500	(593,972)
Pay a fixed rate of 5.060% and receive a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		24,300	(1,745,782)
Pay a fixed rate of 5.070% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		17,600	(1,272,839)
Pay a fixed rate of 5.140% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		6,000	(453,496)

			(11,650,110)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 160% CDS on CDX.NA.IG Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker Credit Suisse International		237,000	(523,218)
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		28,400	(181,636)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG		10,200	(169,443)
Receive a fixed rate of 2.550% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker Citibank, N.A.		49,000	(435,553)
Receive a fixed rate of 3.140% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG		25,000	(1,516,358)
Receive a fixed rate of 3.200% and pay a floating rate based on 3-month LIBOR, Expires 3/02/12, Broker JPMorgan Chase Bank, N.A.		49,000	(993,810)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	3,500	(384,641)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	USD	11,000	(800,613)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		8,400	(291,178)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		2,900	(97,094)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		15,000	(1,029,685)
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 1/04/12, Broker Credit Suisse International		10,200	(355,006)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		30,000	(1,284,833)
Receive a fixed rate of 4.010% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG		13,100	(435,720)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		13,800	(533,087)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		16,100	(529,360)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		8,800	(541,066)
Receive a fixed rate of 4.075% and pay a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		13,700	(419,223)
Receive a fixed rate of 4.410% and pay a floating rate based on 3-month LIBOR, Expires 1/24/13, Broker UBS AG		7,800	(385,425)

BLACKROCK FUNDS II	MARCH 31, 2011	21

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.470% and pay a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG	USD	23,200	$(1,032,124)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		11,900	(569,145)
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Royal Bank of Scotland Plc		4,600	(262,087)
Receive a fixed rate of 5.020% and pay a floating rate based on 3-month LIBOR, Expires 2/14/14, Broker Citibank, N.A.		8,500	(418,720)
Receive a fixed rate of 5.060% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		24,300	(1,161,945)
Receive a fixed rate of 5.070% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		17,600	(835,492)
Receive a fixed rate of 5.140% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		6,000	(272,238)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Royal Bank of Scotland Plc		6,100	(157,659)

			(15,616,359)

Total Options Written (Premiums Received – $31,800,142) – (1.5)%			(30,683,480)

	Par (000)
Borrowed Bonds
Corporate Bonds – (0.1)%
Banco Espirito Santo SA,
3.88%, 1/21/15	EUR	1,250	(1,486,806)
UniCredit SpA,
3.95%, 2/01/16		550	(730,198)
Foreign Government Obligations – (2.7)%
France Government Bond O.A.T.,
3.75%, 4/25/17		9,850	(14,397,679)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16		750	(846,064)
Spain Government Bonds,
3.15%, 1/31/16		1,500	(2,020,712)
3.25%, 4/30/16		30,960	(41,596,012)
U.S. Treasury Obligations – (2.1)%
U.S. Treasury Bonds,
4.25%, 11/15/40	USD	8,845	(8,459,411)
U.S. Treasury Inflation Indexed Notes,
1.25%, 7/15/20		19,250	(20,071,973)
U.S. Treasury Notes,
0.63%, 1/31/13		1,890	(1,886,604)
1.25%, 10/31/15		5,300	(5,114,086)
2.75%, 2/28/18		590	(584,653)
3.63%, 2/15/21		8,120	(8,235,458)

Total Borrowed Bonds (Proceeds – $102,832,328) – (4.9)%			(105,429,656)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds – 120.3%			2,572,713,921
Liabilities in Excess of Other Assets – (20.3)%			(434,595,043)

Net Assets – 100.0%			$2,138,118,878

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,595,167,706

Gross unrealized appreciation	$26,775,298
Gross unrealized depreciation	(12,428,380)

Net unrealized appreciation	$14,346,918

22	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain/(Loss)	Income
BlackRock Emerging Market Debt Portfolio, BlackRock Class	2,646,851	30,068		1,074,219	1,602,700	$16,411,646	$(255,283)	$102,534
BlackRock Floating Rate Income Portfolio, Institutional Class	5,675,577	2,654,413		28,289	8,301,701	$86,088,642	$(1,132)	$243,937
BlackRock High Yield Bond Portfolio, BlackRock Class	33,023,759	11,337,721		15,061,115	29,300,365	$229,421,857	$691,531	$1,591,911
BlackRock Liquidity Funds, TempFund, Institutional Class	12,007,571	114,208,517	**	–	126,216,088	$126,216,088	–	$8,917
iShares JPMorgan USD Emerging Markets Bond Fund	35,500	–		–	35,500	$3,785,365	–	–

**	Represents net shares purchased.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(e)	Non-income producing security.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$13,157,438	$71,156
Citibank, N.A.	$(47,210,437)	$(742,914)
Credit Suisse International	$90,817,281	$135,789
Deutsche Bank AG	$63,282,875	$288,145
Goldman Sachs Bank USA	$(28,132,371)	$(169,238)
JPMorgan Chase Bank, N.A.	$(96,873,219)	$599,125
Morgan Stanley Capital Services, Inc.	$(28,380,969)	$(304,742)
Nomura Securities International, Inc.	$(14,281,563)	$(3,937)
Royal Bank of Scotland Plc	$338,594	$(16)
Wells Fargo & Co.	$(3,441,446)	$5,437

(h)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(i)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(j)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(k)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Deutsche Bank AG	0.20%	3/15/11	4/15/11	$21,013,618	$21,010,000
BNP Paribas	0.17%	3/31/11	04/15/11	$2,996,462	2,996,250
Deutsche Bank AG	0.00%	3/31/11	04/01/11	$195,000,000	195,000,000
Credit Suisse International	0.13%	3/31/11	04/01/11	$23,143,134	23,143,050
Credit Suisse International	0.14%	3/31/11	04/01/11	$2,161,871	2,161,863
Credit Suisse International	0.16%	3/31/11	04/01/11	$5,556,962	5,556,937

Total					$249,868,100

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,367,000	USD	1,930,956	Citibank, N.A.	4/04/11	$6,348
PLN	28,500	USD	10,053	Citibank, N.A.	4/04/11	(17)
CHF	6,340,907	USD	6,858,000	UBS AG	4/11/11	46,012
IDR	14,534,010,000	USD	1,670,000	HSBC Securities, Inc.	4/11/11	(863)
IDR	15,201,420,900	USD	1,721,000	HSBC Securities, Inc.	4/11/11	21,703
JPY	582,171,001	USD	7,402,000	Citibank, N.A.	4/11/11	(402,638)
JPY	362,326,236	USD	4,376,000	Citibank, N.A.	4/11/11	(19,801)
JPY	543,893,040	USD	6,564,000	HSBC Securities, Inc.	4/11/11	(24,849)
JPY	553,459,552	USD	6,643,000	Morgan Stanley Captial Services, Inc.	4/11/11	11,168
JPY	540,834,216	USD	6,564,000	UBS AG	4/11/11	(61,625)
JPY	231,738,560	USD	2,788,000	UBS AG	4/11/11	(1,839)
NZD	900,000	USD	689,310	HSBC Securities, Inc.	4/11/11	(3,098)
NZD	1,700,000	USD	1,285,115	HSBC Securities, Inc.	4/11/11	11,064
USD	6,858,000	CHF	6,365,801	UBS AG	4/11/11	(73,117)
USD	1,830,629	IDR	16,596,479,500	HSBC Securities, Inc.	4/11/11	(72,005)
USD	1,270,026	IDR	11,563,587,000	HSBC Securities, Inc.	4/11/11	(55,633)
USD	700,000	IDR	6,293,000,000	HSBC Securities, Inc.	4/11/11	(21,434)
USD	5,974,000	JPY	494,689,018	Citibank, N.A.	4/11/11	26,422
USD	2,000,000	JPY	164,720,000	HSBC Securities, Inc.	4/11/11	19,594

BLACKROCK FUNDS II	MARCH 31, 2011	23

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,858,000	JPY	560,492,681	HSBC Securities, Inc.	4/11/11	$119,274
USD	11,872,000	JPY	981,624,448	JPMorgan Chase Bank, N.A.	4/11/11	70,064
USD	1,690,031	NZD	2,288,000	HSBC Securities, Inc.	4/11/11	(54,473)
USD	1,670,000	NZD	2,194,625	HSBC Securities, Inc.	4/11/11	(3,944)
AUD	2,967,332	USD	2,943,000	Royal Bank of Scotland Plc	4/12/11	121,728
CLP	727,162,250	USD	1,462,000	Morgan Stanley Capital Services, Inc.	4/12/11	58,465
CLP	666,330,000	USD	1,330,000	Morgan Stanley Capital Services, Inc.	4/12/11	63,267
USD	1,462,000	AUD	1,502,801	Morgan Stanley Capital Services, Inc.	4/12/11	(90,127)
USD	1,330,000	AUD	1,358,585	Morgan Stanley Capital Services, Inc.	4/12/11	(73,177)
USD	1,304,607	CLP	620,667,000	Morgan Stanley Capital Services, Inc.	4/12/11	6,820
USD	1,613,382	CLP	767,970,000	UBS AG	4/12/11	7,590
HKD	26,707,000	USD	3,429,809	HSBC Securities, Inc.	4/14/11	4,019
USD	6,327,186	CAD	6,273,500	Citibank, N.A.	4/14/11	(141,685)
USD	1,752,660	GBP	1,123,500	Citibank, N.A.	4/14/11	(49,386)
USD	344,094	GBP	212,000	Citibank, N.A.	4/14/11	4,055
USD	182,360	GBP	113,500	Deutsche Bank AG	4/14/11	311
USD	225,255	GBP	139,000	Deutsche Bank AG	4/14/11	2,305
USD	1,227,355	GBP	762,500	Deutsche Bank AG	4/14/11	4,338
USD	1,780,304	GBP	1,100,000	Deutsche Bank AG	4/14/11	15,951
USD	639,135	GBP	397,000	Royal Bank of Scotland Plc	4/14/11	2,364
USD	3,433,872	HKD	26,707,000	Royal Bank of Scotland Plc	4/14/11	44
USD	6,907,000	JPY	566,840,222	UBS AG	4/14/11	91,958
CNY	29,432,711	USD	4,510,000	HSBC Securities, Inc.	4/18/11	(11,099)
CNY	29,517,950	USD	4,510,000	HSBC Securities, Inc.	4/18/11	1,930
CNY	39,315,000	USD	6,000,000	HSBC Securities, Inc.	4/18/11	9,446
USD	6,013,092	CNY	39,500,000	HSBC Securities, Inc.	4/18/11	(24,633)
AUD	1,758,766	CAD	1,761,000	UBS AG	4/19/11	(717)
AUD	2,154,156	MXN	26,486,000	Citibank, N.A.	4/19/11	152
MXN	6,000,000	AUD	495,250	JPMorgan Chase Bank, N.A.	4/19/11	(7,525)
MXN	13,340,232	CAD	1,090,000	Deutsche Bank AG	4/19/11	(4,268)
EUR	1,270,000	HUF	348,919,800	Citibank, N.A.	4/21/11	(55,582)
EUR	400,000	HUF	108,794,000	UBS AG	4/21/11	(11,648)
HUF	721,099,800	EUR	2,700,000	Royal Bank of Scotland Plc	4/21/11	8,144
HUF	376,520,000	USD	2,000,000	HSBC Securities, Inc.	4/21/11	11,404
RUB	31,950,000	USD	1,057,947	HSBC Securities, Inc.	4/21/11	63,867
RUB	55,920,000	USD	1,850,430	HSBC Securities, Inc.	4/21/11	113,008
USD	1,850,000	HUF	381,382,125	HSBC Securities, Inc.	4/21/11	(177,279)
USD	1,060,000	HUF	217,681,600	HSBC Securities, Inc.	4/21/11	(97,111)
USD	2,000,000	RUB	57,020,000	HSBC Securities, Inc.	4/21/11	(6,334)
CNY	39,348,000	USD	6,000,000	HSBC Securities, Inc.	4/25/11	16,744
CNY	134,017,752	USD	20,442,000	Royal Bank of Scotland Plc	4/25/11	50,794
USD	3,634,525	CNY	23,823,000	RBC Dain Rauscher, Inc.	4/25/11	(8,275)
USD	12,377,911	CNY	81,132,752	Royal Bank of Scotland Plc	4/25/11	(28,183)
USD	8,067,887	CNY	52,885,000	Royal Bank of Scotland Plc	4/25/11	(18,813)
USD	2,368,421	CNY	15,525,000	Royal Bank of Scotland Plc	4/25/11	(5,523)
CAD	3,870,681	AUD	3,965,000	Citibank, N.A.	4/27/11	(97,481)
MXN	19,716,776	AUD	1,635,000	UBS AG	4/27/11	(32,087)
USD	21,496,398	EUR	15,708,000	Citibank, N.A.	4/27/11	(753,808)
USD	4,532,742	EUR	3,315,000	Citibank, N.A.	4/27/11	(162,918)
USD	2,202,061	EUR	1,613,000	Citibank, N.A.	4/27/11	(82,735)
USD	888,991	EUR	653,000	Citibank, N.A.	4/27/11	(35,976)
USD	1,930,173	EUR	1,367,000	Citibank, N.A.	4/27/11	(6,168)
USD	1,878,114	EUR	1,378,500	Deutsche Bank AG	4/27/11	(74,516)
EUR	2,060,000	USD	2,847,353	JPMorgan Chase Bank, N.A.	4/27/11	70,614
EUR	3,315,000	USD	4,543,808	Citibank, N.A.	5/06/11	151,003
USD	2,602,109	EUR	1,847,000	Deutsche Bank AG	5/06/11	(13,672)
EUR	1,400,000	JPY	159,930,260	Citibank, N.A.	5/11/11	59,350
EUR	2,000,000	JPY	229,713,800	Deutsche Bank AG	5/11/11	69,850
JPY	226,100,000	EUR	2,000,000	Citibank, N.A.	5/11/11	(113,306)
JPY	156,096,780	EUR	1,400,000	Citibank, N.A.	5/11/11	(105,448)
ZAR	27,780,000	USD	3,857,208	UBS AG	5/12/11	249,222
JPY	390,951,440	USD	4,880,000	Citibank, N.A.	5/16/11	(178,634)
USD	4,880,000	JPY	381,581,840	BNP Paribas	5/16/11	291,308
JPY	240,951,480	USD	2,937,000	HSBC Securities, Inc.	5/16/11	(40,073)
USD	1,728,089	EUR	1,283,000	UBS AG	5/18/11	(88,480)
JPY	421,642,566	KRW	5,598,570,000	HSBC Securities, Inc.	5/19/11	(16,374)
JPY	312,226,846	USD	3,719,668	HSBC Securities, Inc.	5/19/11	33,960
KRW	4,194,112,000	JPY	312,226,846	HSBC Securities, Inc.	5/19/11	56,520
KRW	4,194,112,000	USD	3,719,668	HSBC Securities, Inc.	5/19/11	103,762
KRW	3,692,062,000	JPY	267,250,235	UBS AG	5/19/11	141,173
USD	3,719,668	JPY	312,226,846	HSBC Securities, Inc.	5/19/11	(33,961)
USD	3,719,668	KRW	4,194,112,000	HSBC Securities, Inc.	5/19/11	(103,762)
CZK	32,648,880	SEK	11,920,000	JPMorgan Chase Bank, N.A.	5/20/11	1,396
EUR	1,166,253	CZK	28,259,000	Citibank, N.A.	5/20/11	19,759

24	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,247,109	NOK	9,869,000	Deutsche Bank AG	5/20/11	$(13,888)
EUR	1,118,419	NOK	8,860,000	UBS AG	5/20/11	(14,149)
NOK	16,330,000	CZK	49,611,846	Deutsche Bank AG	5/20/11	80,430
SEK	18,590,000	CZK	50,721,514	Deutsche Bank AG	5/20/11	9,167
EUR	2,953,503	HUF	812,022,824	Deutsche Bank AG	5/25/11	(115,439)
EUR	2,089,330	NOK	16,575,481	Deutsche Bank AG	5/25/11	(30,147)
EUR	1,550,000	PLN	6,251,150	Royal Bank of Scotland Plc	5/25/11	3,545
HUF	241,902,962	PLN	3,454,000	Royal Bank of Scotland Plc	5/25/11	69,502
NOK	18,871,000	EUR	2,443,955	Royal Bank of Scotland Plc	5/25/11	(58,088)
PLN	3,447,000	EUR	876,110	Royal Bank of Scotland Plc	5/25/11	(32,266)
PLN	10,094,294	EUR	2,536,000	UBS AG	5/25/11	(52,548)
USD	692,239	ZAR	5,071,500	Citibank, N.A.	5/25/11	(51,234)
CHF	2,400,000	GBP	1,625,025	UBS AG	5/26/11	9,072
GBP	2,320,649	CHF	3,370,000	UBS AG	5/26/11	49,525
CNY	65,240,000	USD	10,000,000	UBS AG	5/31/11	(37,413)
MYR	15,924,566	USD	5,188,000	HSBC Securities, Inc.	5/31/11	46,740
MYR	26,936,221	USD	8,798,000	HSBC Securities, Inc.	5/31/11	56,502
USD	5,188,000	CNY	33,995,926	HSBC Securities, Inc.	5/31/11	(19,257)
USD	8,798,000	CNY	57,508,831	HSBC Securities, Inc.	5/31/11	(10,799)
USD	2,765,236	JPY	231,610,086	Citibank, N.A.	5/31/11	(20,265)
USD	10,000,000	MYR	30,305,000	UBS AG	5/31/11	(5,778)
USD	3,146,272	ZAR	23,453,877	Royal Bank of Scotland Plc	6/06/11	(285,866)
EUR	2,500,000	GBP	2,195,850	Citibank, N.A.	6/08/11	18,884
GBP	2,871,000	EUR	3,433,160	Royal Bank of Scotland Plc	6/08/11	(257,489)
NZD	2,518,004	USD	1,827,044	Deutsche Bank AG	6/24/11	83,260
NZD	5,069,000	ZAR	26,476,553	Royal Bank of Scotland Plc	6/29/11	(17,517)
NZD	5,069,000	ZAR	26,420,895	Royal Bank of Scotland Plc	6/29/11	(9,398)
ZAR	38,555,000	NZD	7,422,302	Royal Bank of Scotland Plc	6/29/11	42,528
CNY	39,500,000	USD	6,047,615	HSBC Securities, Inc.	7/27/11	22,122
CNY	29,875,000	USD	4,441,719	HSBC Securities, Inc.	7/27/11	149,000
USD	6,306,380	CNY	42,251,485	Citibank, N.A.	7/27/11	(186,162)
USD	1,314,000	CNY	8,772,264	Citibank, N.A.	7/27/11	(33,983)
USD	1,930,000	CNY	12,935,825	HSBC Securities, Inc.	7/27/11	(57,774)
USD	1,178,804	CNY	7,786,000	HSBC Securities, Inc.	7/27/11	(17,626)
USD	6,000,000	CNY	39,090,000	HSBC Securities, Inc.	7/27/11	(6,735)
USD	3,000,000	CNY	19,533,000	HSBC Securities, Inc.	7/27/11	(1,523)
HKD	10,860,500	USD	1,397,453	HSBC Securities, Inc.	11/10/11	1,661
HKD	19,590,984	USD	2,520,000	HSBC Securities, Inc.	11/10/11	3,825
USD	1,400,000	HKD	10,860,500	HSBC Securities, Inc.	11/10/11	887

Total						$(1,996,524)

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
229	Euro-Bobl	Eurex	June 2011	$37,182,237	$(35,280)
1,461	Euro-Schatz	Eurex	June 2011	$221,918,285	(481,369)

Total					$(516,649)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
5,074	U.S. Treasury Notes (2 Year)	Chicago Board Options	June 2011	$1,106,766,250	$947,501
486	U.S. Treasury Notes (5 Year)	Chicago Board Options	June 2011	$56,759,485	2,190
1,749	U.S. Treasury Notes (10 Year)	Chicago Board Options	June 2011	$208,185,656	246,569
397	U.S. Treasury Bonds (30 Year)	Chicago Board Options	June 2011	$47,714,438	115,558
117	Ultra Treasury Bonds	Chicago Board Options	June 2011	$14,456,812	2,680
25	CBOE VIX Futures	Chicago Board Options	April 2011	$482,500	11,400
5	CBOE VIX Futures	Chicago Board Options	May 2011	$104,000	15,000
25	Euro-Bund	Eurex	June 2011	$4,296,930	42,207
16	Euro-Buxl	Eurex	June 2011	$2,306,964	(5,327)
169	S&P E-Mini Futures	Chicago Mercantile	June 2011	$11,162,450	3,789

Total					$1,381,567

BLACKROCK FUNDS II	MARCH 31, 2011	25

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%(a)	3-month LIBOR	Credit Suisse International	11/26/12	USD	41,600	$4,715
0.90%(a)	3-month LIBOR	Citibank, N.A.	1/11/13	USD	60,500	(157,888)
0.86%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	USD	42,200	(52,973)
0.98%(a)	3-month LIBOR	Deutsche Bank AG	2/22/13	USD	44,000	(105,782)
0.95%(a)	3-month LIBOR	Deutsche Bank AG	2/24/13	USD	41,700	(65,557)
0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	40,000	(32,477)
0.83%(a)	3-month LIBOR	Deutsche Bank AG	3/15/13	USD	60,500	89,007
0.80%(a)	3-month LIBOR	Deutsche Bank AG	3/21/13	USD	18,300	45,655
0.83%(a)	3-month LIBOR	Deutsche Bank AG	3/23/13	USD	45,600	91,814
0.85%(b)	3-month LIBOR	Citibank, N.A.	3/24/13	USD	78,800	(126,332)
0.89%(b)	3-month LIBOR	Deutsche Bank AG	3/29/13	USD	17,600	(18,529)
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	13,800	(37,047)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	15,600	(80,280)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	20,000	(6,697)
1.59%(a)	3-month LIBOR	Deutsche Bank AG	3/08/14	USD	16,000	(63,691)
1.41%(b)	3-month LIBOR	Deutsche Bank AG	3/29/14	USD	13,400	(37,950)
1.40%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/24/14	USD	8,800	(129,665)
2.34%(a)	3-month LIBOR	Deutsche Bank AG	12/31/15	USD	8,700	(59,572)
2.58%(a)	3-month LIBOR	Deutsche Bank AG	2/14/16	USD	9,200	(116,110)
2.48%(a)	3-month LIBOR	Deutsche Bank AG	2/22/16	USD	29,900	(214,484)
2.43%(a)	3-month LIBOR	Deutsche Bank AG	2/24/16	USD	30,100	(131,919)
2.38%(a)	3-month LIBOR	Deutsche Bank AG	3/11/16	USD	10,000	(5,286)
2.08%(b)	3-month LIBOR	Citibank, N.A.	3/17/16	USD	13,700	(201,786)
2.33%(a)	3-month LIBOR	Deutsche Bank AG	3/29/16	USD	23,400	86,973
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	22,000	(38,146)
2.43%(a)	3-month LIBOR	Royal Bank of Scotland Plc	4/04/16	USD	10,800	(1,665)
2.85%(b)	3-month LIBOR	Deutsche Bank AG	11/16/20	USD	5,400	(239,923)
3.39%(b)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	6,800	(9,508)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	1/25/21	USD	5,500	(18,738)
3.71%(b)	3-month LIBOR	Deutsche Bank AG	2/08/21	USD	3,400	67,594
3.75%(b)	3-month LIBOR	Royal Bank of Scotland Plc	2/10/21	USD	17,700	405,298
3.77%(a)	3-month LIBOR	Citibank, N.A.	2/15/21	USD	3,900	(94,442)
3.70%(b)	3-month LIBOR	Citibank, N.A.	2/18/21	USD	13,400	233,334
3.56%(b)	3-month LIBOR	Deutsche Bank AG	2/28/21	USD	8,600	34,519
3.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	2/28/21	USD	11,900	63,250
3.65%(a)	3-month LIBOR	Deutsche Bank AG	3/09/21	USD	2,400	(27,078)
3.60%(b)	3-month LIBOR	BNP Paribas	3/10/21	USD	9,300	62,829
3.50%(b)	3-month LIBOR	Deutsche Bank AG	3/15/21	USD	7,300	(20,963)
3.38%(a)	3-month LIBOR	Deutsche Bank AG	3/21/21	USD	4,900	67,570
3.40%(a)	3-month LIBOR	Citibank, N.A.	3/23/21	USD	9,800	114,567
3.58%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/30/21	USD	9,400	(28,747)
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	12,100	(23,870)
5.15%(a)	3-month LIBOR	Royal Bank of Scotland Plc	2/12/24	USD	1,800	(55,732)
4.21%(a)	3-month LIBOR	Deutsche Bank AG	1/06/41	USD	2,900	9,744
4.20%(a)	3-month LIBOR	Deutsche Bank AG	3/22/41	USD	10,200	131,543
4.28%(b)	3-month LIBOR	Credit Suisse International	4/04/41	USD	4,300	(1,958)

Total						$(696,383)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	4,520	$(162,967)
The McClatchy Co.	5.00%	Morgan Stanley Capital Services, Inc.	6/20/13	USD	1,000	(4,438)
Dean Foods Co.	5.00%	Barclays Bank Plc	3/20/14	USD	3,000	(20,809)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	4,520	(112,435)
General Electric Capital Corp.	1.00%	Barclays Bank Plc	12/20/15	USD	2,000	(72,208)
Hartford Financial Services Group, Inc.	1.00%	Citibank N.A.	12/20/15	USD	1,000	(38,933)
MGIC Investment Corp.	5.00%	Citibank, N.A.	12/20/15	USD	2,710	(126,277)

26	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Wells Fargo & Co.	1.00%	Credit Suisse International	12/20/15	USD	4,000	$(78,953)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/15	USD	1,000	(1,468)
Assicurazioni Generali SpA	1.00%	Credit Suisse International	3/20/16	EUR	750	(24,281)
Portugal Telecom International Finance BV	1.00%	Credit Suisse International	3/20/16	EUR	600	7,759
Portugal Telecom International Finance BV	1.00%	Credit Suisse International	3/20/16	EUR	600	7,198
PSA Peugeot Citroen SA	1.00%	Credit Suisse International	3/20/16	EUR	1,250	28,831
Thyssenkrupp AG	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	EUR	900	15,718
Ireland Government Bonds	1.00%	Barclays Bank Plc	3/20/16	USD	2,240	43,962
Ireland Government Bonds	1.00%	Barclays Bank Plc	3/20/16	USD	448	8,193
Macy’s Retail Holdings, Inc.	1.00%	Barclays Bank Plc	3/20/16	USD	2,500	(9,078)
Alcoa, Inc.	1.00%	Citibank, N.A.	3/20/16	USD	1,875	(21,706)
Spain Government Bonds	1.00%	Citibank, N.A.	3/20/16	USD	2,411	(31,294)
Hellenic Republic Government Bonds	1.00%	Credit Suisse International	3/20/16	USD	320	3,226
Diamond Offshore Drilling, Inc.	1.00%	Deutsche Bank AG	3/20/16	USD	1,875	4,772
Morgan Stanley	1.00%	Deutsche Bank AG	3/20/16	USD	2,500	(46,898)
Spain Government Bonds	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	USD	6,027	(73,251)
Spain Government Bonds	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	USD	6,026	(64,881)
Banco Bilbao Vizcaya Argentaria SA	1.00%	BNP Paribas	6/20/16	EUR	1,250	11,364
KBR, Inc.	5.00%	Barclays Bank Plc	6/20/16	USD	5,000	1,339
Best Buy Co., Inc.	1.00%	BNP Paribas	6/20/16	USD	5,000	24,091
Whirpool Corp.	1.00%	Deutsche Bank AG	6/20/16	USD	5,000	14,497
CBS Corp.	1.00%	Barclays Bank Plc	9/20/16	USD	3,000	18,824
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	960	32,869
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	960	25,598
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	4,520	137,345
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	10,000	(162,448)

Total						$(666,739)

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 14 Version 1	1.00%	Barclays Bank Plc	12/20/15	EUR	750	$(3,576)
iTraxx Sub Financials Series 14 Version 1	1.00%	Credit Suisse International	12/20/15	EUR	900	(23,446)
CDX.NA.IG Series 15 Version 1	1.00%	Citibank, N.A.	12/20/15	USD	15,000	22,887
CDX.NA.IG Series 15 Version 1	1.00%	Citibank, N.A.	12/20/15	USD	8,000	(9,898)
CDX.NA.IG Series 15 Version 1	1.00%	Citibank, N.A.	12/20/15	USD	5,500	(6,805)
CDX.NA.HY Series 15 Version 1	5.00%	Credit Suisse International	12/20/15	USD	5,000	(118,207)
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	12,500	(23,985)

BLACKROCK FUNDS II	MARCH 31, 2011	27

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.EM Series 14 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	20,000	$(142,109)
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	4,500	(22,975)
CDX.NA.IG Series 15 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	1,000	(6,136)
CDX.NA.IG Series 15 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	2,000	(13,358)
CDX.NA.HY Series 15 Version 1	1.00%	Credit Suisse International	06/20/16	USD	5,000	2,248

Total						$(345,360)

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
AMR Corp.	5.00%	Barclays Bank Plc	06/20/13	CCC+	USD	1,600	$(17,661)
AMR Corp.	5.00%	Barclays Bank Plc	06/20/13	CCC+	USD	2,500	(40,095)
AMR Corp.	5.00%	Barclays Bank Plc	06/20/13	CCC+	USD	2,500	10,419
MBIA Insurance Corp.	5.00%	Citibank, N.A.	03/20/15	B-	USD	1,200	(7,902)
Ford Motor Co.	5.00%	Barclays Bank Plc	12/20/15	B+	USD	2,000	26,807
Renault SA	1.00%	Credit Suisse International	03/20/16	BB+	EUR	1,250	(19,892)
ArcelorMittal SA	1.00%	JPMorgan Chase Bank, N.A.	03/20/16	BBB-	EUR	900	4,895
Dean Foods Co.	5.00%	Barclays Bank Plc	03/20/16	B-	USD	3,000	(16,221)
U.S. Steel Corp.	5.00%	Citibank, N.A.	03/20/16	BB	USD	1,875	10,972
Intesa Sanpaolo SpA	1.00%	BNP Paribas	06/20/16	A+	EUR	1,250	(3,058)
Tyson Foods, Inc.	1.00%	Barclays Bank Plc	06/20/16	BBB-	USD	5,000	536
Advanced Micro Devices, Inc.	5.00%	Deutsche Bank AG	06/20/16	B+	USD	5,000	(28,897)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services, Inc.	06/20/16	BB	USD	5,000	41,841

Total							$(38,256)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 10 10%-15%	5.00%	Deutsche Bank AG	06/20/11	B+	USD	3,496	$139,467
CDX.NA.IG Series 9 Version 4 0%-3%	5.00%	Citibank, N.A.	12/20/12	BBB	USD	6,051	23,701
CDX.NA.IG Series 9 Version 4	0.60%	Credit Suisse International	12/20/12	BBB	USD	145,200	16,380
CDX.NA.IG Series 15 Version 1	1.00%	Citibank, N.A.	12/20/15	BBB+	USD	20,000	(29,703)
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	BBB+	USD	25,000	363,714
CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	06/20/16	BBB+	USD	50,000	32,613
CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	06/20/16	BBB+	USD	20,000	2,437
CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	06/20/16	BBB+	USD	25,000	18,489

28	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	06/20/16	BBB+	USD	39,530	$16,186

Total							$583,284

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Citibank, N.A.	1/12/38	USD	15,456	$84,248	[1]
6.50%	Credit Suisse International	1/12/38	USD	9,727	83,850	[1]
6.50%	Credit Suisse International	1/12/38	USD	7,295	(104,744)[1]
6.50%	Morgan Stanley Capital Services, Inc.	1/12/38	USD	13,025	100,068	[1]

Total					$163,422

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$331,922,145	–	–	$331,922,145
Asset-Backed Securities	–	$117,717,630	$65,740,150	183,457,780
Collateralized Debt Obligations	–	–	24,197,800	24,197,800
Common Stocks	4,666,013	–	–	4,666,013
Corporate Bonds	–	192,729,535	–	192,729,535
Exchange-Traded Funds	3,785,365	–	–	3,785,365
Floating Rate Loan Interests	–	66,015,547	932,680	66,948,227
Foreign Agency Obligations	–	28,181,248	–	28,181,248
Foreign Government Obligations	–	28,073,510	–	28,073,510
Non-Agency Mortgage-Backed Securities	–	334,509,262	43,693,023	378,202,285
Preferred Securities	10,467,400	7,068,513	–	17,535,913
Taxable Municipal Bonds	–	5,748,493	–	5,748,493
U.S. Government Sponsored Agency Securities	–	1,237,573,934	–	1,237,573,934
U.S. Treasury Obligations	–	813,961,067	–	813,961,067
Short-Term Securities	126,216,088	144,246,739	–	270,462,827
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(105,429,656)	–	(105,429,656)

BLACKROCK FUNDS II	MARCH 31, 2011	29

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
TBA Sale Commitments	–	$(900,687,567)	–	$(900,687,567)

Total	$477,057,011	$1,969,708,255	$134,563,653	$2,581,328,919

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,119,178	–	$1,119,178
Equity contracts	$613,178	329,533	–	942,711
Foreign currency exchange contracts	255,570	5,870,747	–	6,126,317
Interest rate contracts	4,266,976	16,068,858	$712,012	21,047,846
Liabilities:
Credit contracts	–	(1,586,249)	–	(1,586,249)
Equity contracts	(140,280)	–	–	(140,280)
Foreign currency exchange contracts	(17)	(6,386,327)	–	(6,386,344)
Interest rate contracts	(2,293,807)	(29,052,790)	(523,218)	(31,869,815)

Total	$2,701,620	$(13,637,050)	$188,794	$(10,746,636)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Total
Balance, as of December 31, 2010	$14,439,263	$5,719,573	$6,230,000	$26,388,836
Accrued discounts/premiums	4,330	41,140	4,171	49,641
Realized gain/loss	–	14,375	261,014	275,389
Change in unrealized appreciation/depreciation[2]	(530,077)	155,193	77,382	(297,502)
Purchases	66,265,897	20,010,500	–	86,276,397
Sales	–	(1,742,981)	(3,822,567)	(5,565,548)
Transfers in3	–	–	–	–
Transfers out[3]	(14,439,263)	–	(2,750,000)	(17,189,263)

Balance, as of March 31, 2011	$65,740,150	$24,197,800	$–	$89,937,950

	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Balance, as of December 31, 2010	$1,519,687	$3,040,320	$4,560,007
Accrued discounts/premiums	7,900	25,258	33,158
Realized gain/loss	–	25,617	25,617
Change in unrealized appreciation/depreciation[2]	55,146	(50,853)	4,293
Purchases	–	43,948,392	43,948,392
Sales	–	(255,391)	(255,391)
Transfers in3	869,634	–	869,634
Transfers out[3]	(1,519,687)	(3,040,320)	(4,560,007)

Balance, as of March 31, 2011	$932,680	$43,693,023	$44,625,703

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2011 was $(369,058).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following tables are a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts
	Assets	Liabilities	Total
Balance, as of December 31, 2010	$605,376	–	$605,376
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	651,783	–	651,783
Net change in unrealized appreciation/ depreciation[4]	(605,376)	–	(605,376)
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	(651,783)	–	(651,783)
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	–	–	–

Balance, as of March 31, 2011	$–	–	$–

30	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

	Interest Rate Contracts
	Assets	Liabilities	Total
Balance, as of December 31, 2010	–	$(529,636)	$(529,636)
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	555,000	555,000
Net change in unrealized appreciation/depreciation[4]	$72,112	544,053	616,165
Purchases	639,900	–	639,900
Issuances[5]	–	(639,900)	(639,900)
Sales	–	(555,000)	(555,000)
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	–	102,265	102,265

Balance, as of March 31, 2011	$712,012	$(523,218)	$188,794

[4]	The change in unrealized appreciation/depreciation on options still held at March 31, 2011 was $188,794.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	MARCH 31, 2011	31

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 25, 2011